UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip Code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2018 (Unaudited)

ASSET BACKED SECURITIES - 2.2%	Coupon	Maturity	Principal Amount	Fair Value
Ally Auto Receivables Trust	1.490%	11/15/19	$488,776	$487,776
Bank of The West Auto Trust (a)	1.650%	03/16/20	1,217,819	1,217,388
Cal Funding II Ltd.(a)	3.620%	06/25/42	693,750	689,277
CarMax Auto Owner Trust	1.380%	11/15/19	139,744	139,467
CLI Funding LLC	2.830%	03/18/28	487,333	478,850
Cronos Containers Program I Ltd.(b)	3.270%	11/18/29	629,630	624,717
Fairway Outdoor Funding LLC (b)	4.212%	10/15/19	422,892	424,291
Global SC Finance II SRL(b)	2.980%	04/17/28	584,583	575,888
SBA Tower Trust	2.898%	10/15/19	525,000	522,324
SBA Tower Trust	3.448%	03/15/23	1,250,000	1,250,975
SolarCity LMC Series I LLC (b) (c)	4.800%	12/21/26	627,027	632,608
SolarCity LMC Series IV LLC (b) (c)	4.180%	08/21/45	228,632	227,825
Spruce ABS Trust	4.320%	06/15/28	407,062	406,133
TCF Auto Receivables Owner Trust	2.330%	05/15/20	2,000,000	1,999,120
Textainer Marine Containers Ltd.	3.720%	05/20/42	687,975	687,429
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	183,808	183,511
Toyota Motor Credit Corp.	1.300%	04/15/20	771,793	766,964
Verizon Owner Trust (b)	1.420%	01/20/21	200,000	198,204
TOTAL ASSET BACKED SECURITIES (COST $11,553,692)				$11,512,747

COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	$946,721	$953,392
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	983,756
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,073,049
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,117,685)				$3,010,197

MUNICIPAL BONDS - 2.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,262,960
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	75,000	74,508

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

MUNICIPAL BONDS - 2.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	$600,000	$634,944
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,062,150
Findlay City School District	6.250%	12/01/37	270,000	285,655
Houston Independent School District	6.168%	02/15/34	1,000,000	1,030,820
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,560,240
Massachusetts St.	3.277%	06/01/46	1,500,000	1,428,960
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	295,000	288,796
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	210,000	216,367
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	435,032	429,720
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,235,375
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	795,000	827,985
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	830,824
TOTAL MUNICIPAL BONDS (COST $11,013,579)				$11,169,304

CORPORATE BONDS - 36.9%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES - 0.5%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	$650,799	$675,529
Delta Air Lines, Inc.	4.950%	05/23/19	676,088	684,674
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	432,166
Southwest Airlines Co.	2.650%	11/05/20	680,000	672,856
				2,465,225
AUTO PARTS - 0.3%
Borgwarner, Inc.	4.625%	09/15/20	1,500,000	1,552,329

BANKS - 3.6%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	487,837
Bank of America Corp.	1.950%	05/12/18	1,000,000	999,531
Bank of America Corp.	2.151%	11/09/20	1,000,000	980,280
Bank of America Corp.	3.300%	01/11/23	500,000	498,539
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,032,306
Bank of Montreal	2.375%	01/25/19	1,180,000	1,178,372
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,236,392

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKS - 3.6% (Continued)
Citigroup, Inc.	3.700%	01/12/26	$1,750,000	$1,728,143
Commonwealth Bank of Australia (b)	2.250%	03/10/20	1,500,000	1,478,820
Discover Bank/Greenwood DE	3.100%	06/04/20	1,750,000	1,743,577
JPMorgan Chase & Co.	2.250%	01/23/20	1,500,000	1,481,774
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	521,186
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,495,560
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,192,664
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,230,348
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,532,802
				18,818,131
BIOTECHNOLOGY - 0.7%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,024,235
Biogen, Inc.	2.900%	09/15/20	1,000,000	993,899
Celgene Corp.	2.875%	08/15/20	1,250,000	1,245,050
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	501,784
				3,764,968
BUILDING MATERIALS - 0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,225,242

BUILDING PRODUCTS - 0.2%
Masco Corp.	3.500%	04/01/21	250,000	251,055
Owens Corning	4.200%	12/01/24	750,000	765,358
				1,016,413
CAPITAL MARKETS - 2.1%
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	1,023,880
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	990,703
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,269,822
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,443,977
ING Bank N.V. (b)	2.000%	11/26/18	1,515,000	1,508,887
Jefferies Group LLC	8.500%	07/15/19	900,000	958,109
Morgan Stanley	2.200%	12/07/18	910,000	907,979
Morgan Stanley	5.625%	09/23/19	1,500,000	1,557,079
State Street Corp.	7.350%	06/15/26	1,000,000	1,228,868
				10,889,304
CHEMICALS - 1.0%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,300,472
Ecolab, Inc.	5.500%	12/08/41	150,000	178,449

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 1.0% (Continued)
Ecolab, Inc. (b)	3.950%	12/01/47	$1,220,000	$1,186,153
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	503,125
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	840,000	970,503
Solvay Finance America LLC (b)	3.400%	12/03/20	1,250,000	1,256,427
				5,395,129
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	6.375%	02/15/21	1,000,000	1,076,253

COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	500,222

CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,001,488

CONSUMER FINANCE - 0.9%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	988,704
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	995,426
GE Capital International Funding Co.	4.418%	11/15/35	1,250,000	1,221,938
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,227,330
				4,433,398
CONSUMER SERVICES - 0.7%
Ford Foundation (The), Series 2017, Series 2017	3.859%	06/01/47	2,000,000	2,055,875
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,500,966
				3,556,841
CONTAINERS & PACKAGING - 0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	184,640
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,133,853
				1,318,493
DIVERSIFIED FINANCIAL SERVICES - 1.5%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,040,931
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,003,811
GATX Corp.	2.600%	03/30/20	897,000	888,833
Genpact Luxembourg S. a. r.l. (b)	3.700%	04/01/22	1,100,000	1,079,479
Moody's Corp.	5.500%	09/01/20	1,000,000	1,057,011
MSCI, Inc. (b)	5.750%	08/15/25	500,000	522,350
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	814,796

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 1.5% (Continued)
S&P Global, Inc.	3.300%	08/14/20	$750,000	$754,204
S&P Global, Inc.	4.000%	06/15/25	500,000	510,842
				7,672,257
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc. (b)	4.100%	02/15/28	507,000	503,414
AT&T, Inc.	5.250%	03/01/37	500,000	528,937
AT&T, Inc.	4.750%	05/15/46	1,000,000	971,244
Frontier Communications Corp.	7.125%	03/15/19	750,000	749,062
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,385,161
				4,137,818
EDUCATION - 1.1%
Graham Holdings Co.	7.250%	02/01/19	575,000	591,962
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,595,236
President & Fellows of Harvard College	3.150%	07/15/46	1,500,000	1,386,995
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	1,918,882
				5,493,075
ELECTRIC UTILITIES - 3.5%
Caledonia Generating LLC (b)	1.950%	02/28/22	427,716	418,225
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,250,594
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,345,095
Georgia Power Co.	3.250%	04/01/26	1,000,000	974,515
ITC Holdings Corp. (b)	5.500%	01/15/20	1,250,000	1,297,375
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,774,203
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,246,168
Niagara Mohawk Power Corp. (b)	4.881%	08/15/19	840,000	861,912
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,533,081
Oncor Electric Delivery Co.	6.800%	09/01/18	811,000	823,854
Pacificorp	8.080%	10/14/22	500,000	590,840
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	517,013
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,139,269
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,338,558
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	922,590
Southern California Edison	4.050%	03/15/42	1,165,000	1,172,789
Southern Power Co.	4.150%	12/01/25	1,000,000	1,027,371
				18,233,452

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRICAL EQUIPMENT - 0.5%
Johnson Controls, Inc.	3.750%	12/01/21	$550,000	$558,991
Legrand	8.500%	02/15/25	1,000,000	1,269,787
Thomas & Betts Corp.	5.625%	11/15/21	500,000	544,295
				2,373,073
FOOD & STAPLES RETAILING - 0.2%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)	7.820%	01/02/20	114,705	116,612
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,010,427
Smith's Food & Drug Centers, Inc. Pass Through Trust, Series 1994-A3	9.200%	07/02/18	129,258	130,977
				1,258,016
FOOD PRODUCTS - 1.7%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,254,285
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,492,932
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,413,727
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,231,199
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,040,924
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	996,122
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,442,112
				8,871,301
GAS UTILITIES - 0.5%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,327,450
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	282,622
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,240,768
				2,850,840
HEALTH CARE PROVIDERS & SERVICES - 1.1%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,255,326
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	998,181
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,532,153
Kaiser Foundation Hospital	3.150%	05/01/27	820,000	793,676
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	992,112
				5,571,448
HOTELS, RESTAURANTS & LEISURE - 0.5%
Brinker International, Inc.	2.600%	05/15/18	500,000	499,000
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	990,730

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HOTELS, RESTAURANTS & LEISURE - 0.5% (Continued)
Starbucks Corp.	2.450%	06/15/26	$1,000,000	$932,813
				2,422,543
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
Harper Lake Solar Funding Corp. (b)	7.645%	12/31/18	264,206	272,115
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	178,285	178,761
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	452,852	466,363
Solar Star Funding LLC (b)	3.950%	06/30/35	314,931	302,593
Solar Star Funding LLC (b)	5.375%	06/30/35	475,898	510,613
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	789,885	840,298
Topaz Solar Farms LLC (b)	4.875%	09/30/39	300,711	311,093
Topaz Solar Farms LLC (b)	5.750%	09/30/39	699,642	765,245
				3,647,081
INDUSTRIAL CONGLOMERATES - 0.1%
Ingersoll-Rand Global Holding Company Ltd.	2.900%	02/21/21	500,000	498,738

INSURANCE - 3.6%
AIG Global Funding (b)	2.150%	07/02/20	750,000	735,688
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,230,855
Anthem, Inc.	2.500%	11/21/20	1,500,000	1,474,584
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,537,037
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	782,818
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,251,002
Kemper Corp.	4.350%	02/15/25	1,250,000	1,250,954
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,108,704
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	999,655
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,014,100
Provident Cos., Inc.	7.000%	07/15/18	340,000	344,452
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	526,250
RLI Corp.	4.875%	09/15/23	1,000,000	1,025,778
Sammons Financial Group (b)	4.450%	05/12/27	800,000	794,415
StanCorp Financial Group Inc.	5.000%	08/15/22	1,250,000	1,306,790
TIAA Asset Management Finance Co. LLC (b)	2.950%	11/01/19	1,750,000	1,746,256
Unum Group	3.000%	05/15/21	700,000	694,050
W.R. Berkley Corp.	6.150%	08/15/19	710,000	739,652
W.R. Berkley Corp.	4.625%	03/15/22	250,000	260,210
				18,823,250

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
IT SERVICES - 0.4%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	$1,000,000	$1,018,536
Fiserv, Inc.	2.700%	06/01/20	1,000,000	993,648
Xerox Corp., Series WI	4.070%	03/17/22	250,000	250,209
				2,262,393
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,268,089

MACHINERY - 0.7%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,021,569
Kennametal, Inc.	2.650%	11/01/19	1,000,000	992,007
Pall Corp.	5.000%	06/15/20	1,000,000	1,045,858
Valmont Industries, Inc.	6.625%	04/20/20	562,000	600,725
				3,660,159
MEDIA - 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	527,131
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	987,123
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	433,050
				1,947,304
METALS & MINING - 0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,027,183
Nucor Corp.	4.125%	09/15/22	665,000	692,417
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,138,924
				2,858,524
MULTI-LINE RETAIL - 0.1%
Macy's Retail Holdings, Inc.	9.500%	04/15/21	315,000	337,199

MULTI-UTILITIES - 1.1%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,747,457
Consumers Energy Co.	6.700%	09/15/19	750,000	792,583
Puget Energy, Inc.	5.625%	07/15/22	750,000	806,156
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,007,814
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,182,844
				5,536,854
OIL, GAS & CONSUMABLE FUELS - 0.2%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,271,972

PAPER & FOREST PRODUCTS - 0.4%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	826,800

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
PAPER & FOREST PRODUCTS - 0.4% (Continued)
Klabin Finance S.A. (b)	4.875%	09/19/27	$750,000	$720,937
PH Glatfelter Co.	5.375%	10/15/20	750,000	761,625
				2,309,362
PHARMACEUTICALS - 0.4%
AbbVie, Inc.	2.500%	05/14/20	1,000,000	987,061
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,188,415
				2,175,476
PIPELINES - 0.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	848,229
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,037,168
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	977,305
				2,862,702
PROFESSIONAL SERVICES - 0.4%
Dun & Bradstreet Corp.	4.625%	12/01/22	1,000,000	1,006,259
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,028,516
				2,034,775
PUBLISHING - 0.1%
Relx Capital Inc.	3.500%	03/16/23	368,000	368,477

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,273,178
National Retail Properties, Inc.	3.800%	10/15/22	750,000	753,583
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	991,314
Vornado Realty, L.P.	3.500%	01/15/25	567,000	545,916
Welltower, Inc.	5.250%	01/15/22	1,000,000	1,062,407
				4,626,398
ROAD & RAIL - 1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	222,793	232,048
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,229,732
Kansas City Southern	2.350%	05/15/20	500,000	493,344
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,088,501
Norfolk Southern Corp.	4.150%	02/28/48	500,000	495,444
Ryder System, Inc.	2.650%	03/02/20	455,000	451,525
Ryder System, Inc.	2.500%	05/11/20	795,000	784,942
TTX Co. (b)	2.600%	06/15/20	1,000,000	988,892
				5,764,428

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Intel Corp. (b)	3.734%	12/08/47	$1,361,000	$1,326,171
KLA-Tencor Corp.	3.375%	11/01/19	600,000	604,501
Lam Research Corp.	2.750%	03/15/20	1,000,000	995,771
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	495,643
NXP BV/NXP Funding LLC (b)	3.875%	09/01/22	200,000	198,500
Xilinx, Inc.	2.125%	03/15/19	600,000	595,850
				4,216,436
SOFTWARE - 0.3%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,660,595

SPECIALTY RETAIL - 0.7%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	413,216
Gap, Inc.	5.950%	04/12/21	1,000,000	1,050,442
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,075,497
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,022,916
				3,562,071
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,239,729
Apple, Inc.	3.000%	06/20/27	1,000,000	964,005
Seagate HDD Cayman	3.750%	11/15/18	635,000	638,746
Seagate HDD Cayman (b)	4.250%	03/01/22	305,000	301,623
				3,144,103
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	489,375

TRANSPORTATION SERVICES - 0.2%
Mexico City Airport Trust (b)	4.250%	10/31/26	1,000,000	962,500

WATER UTILITIES - 0.1%
California Water Service	5.875%	05/01/19	700,000	722,976

TOTAL CORPORATE BONDS (COST $191,758,667)				$192,908,496

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	$1,100,000	$1,098,140
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	850,000	832,832
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/17/18	1,200,000	1,190,444
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	1,700,000	1,684,300
TOTAL CORPORATE NOTES (COST $4,850,000)				$4,805,716

FOREIGN GOVERNMENTS - 9.5%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 4.2%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	$750,000	$775,312
Bank Nederlandse Gemeenten (b)	1.625%	11/25/19	1,500,000	1,479,027
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,479,234
Export Development Canada	1.250%	12/10/18	1,000,000	994,230
Export Development Canada	1.625%	06/01/20	1,000,000	981,117
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,209,866
KFW	1.750%	10/15/19	2,500,000	2,476,531
KFW	1.875%	11/30/20	1,000,000	982,849
KFW	2.000%	11/30/21	1,000,000	975,682
KFW	2.000%	09/29/22	1,500,000	1,453,332
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	970,183
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	947,680
Kommunivest I Sverige AB (b)	1.500%	04/23/19	1,000,000	992,073
Kommunivest I Sverige AB	1.875%	06/01/21	1,500,000	1,463,501
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	954,590
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,002,500
Neder Waterschapsbank (b)	2.125%	11/15/21	1,500,000	1,467,075
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	325,700	333,842
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	984,599
				21,923,223
SUPRANATIONAL - 5.3%
African Development Bank	1.375%	12/17/18	1,000,000	993,960
Asian Development Bank	1.000%	08/16/19	1,500,000	1,473,374
Asian Development Bank	2.125%	03/19/25	1,000,000	954,590
European Bank for Reconstruction & Development	1.625%	04/10/18	500,000	499,993
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,962,760

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 5.3% (Continued)
European Bank for Reconstruction & Development	1.875%	07/15/21	$1,500,000	$1,463,592
European Investment Bank	2.500%	10/15/24	1,000,000	979,617
European Investment Bank	2.125%	04/13/26	1,000,000	944,925
European Investment Bank	2.375%	05/24/27	1,000,000	954,942
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,491,765
Inter-American Development Bank	2.125%	11/09/20	3,000,000	2,974,830
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,536,541
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	477,694
International Finance Corp.	1.250%	11/27/18	1,000,000	993,960
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	2,959,714
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	1,937,891
Nordic Investment Bank	2.250%	09/30/21	1,000,000	986,340
North American Development Bank	2.300%	10/10/18	1,000,000	1,000,437
				27,586,925

TOTAL FOREIGN GOVERNMENTS (COST $49,566,085)				$49,510,148

U.S. GOVERNMENT AGENCIES - 46.4%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.8%
FHLB	3.375%	06/12/20	$1,000,000	$1,021,181
FHLB	5.500%	07/15/36	14,120,000	18,816,679
				19,837,860
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.4%
FHLMC	4.500%	06/01/18	3,766	3,788
FHLMC	5.085%	03/25/19	1,140,000	1,158,073
FHLMC	5.000%	04/01/19	9,975	10,029
FHLMC	1.375%	05/01/20	1,250,000	1,225,639
FHLMC	5.000%	12/01/21	60,196	63,022
FHLMC	2.375%	01/13/22	13,460,000	13,364,299
FHLMC	5.500%	04/01/22	32,595	33,467
FHLMC	4.000%	11/01/24	372,806	384,337
FHLMC	4.000%	10/01/25	168,045	173,272
FHLMC	6.000%	04/01/27	130,283	144,705
FHLMC	2.500%	10/01/27	864,637	853,050

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.4% (Continued)
FHLMC	7.000%	02/01/30	$76,187	$82,023
FHLMC	7.500%	07/01/30	174,790	199,479
FHLMC	7.000%	03/01/31	60,104	67,409
FHLMC	6.250%	07/15/32	17,500,000	23,843,873
FHLMC	3.000%	11/01/32	1,021,426	1,024,962
FHLMC	3.000%	11/01/32	1,535,913	1,541,192
FHLMC	5.500%	11/01/33	52,092	57,299
FHLMC (H15T1Y + 2.231)	3.231%	05/01/34	40,311	42,372
FHLMC (H15T1Y + 2.231)	3.231%	05/01/34	106,864	113,030
FHLMC	5.000%	07/01/35	105,551	113,514
FHLMC	4.500%	10/01/35	209,361	220,116
FHLMC	5.500%	03/01/36	58,285	64,157
FHLMC	5.500%	06/01/36	84,389	92,993
FHLMC	6.000%	06/01/36	89,010	100,765
FHLMC	5.500%	12/01/36	67,945	74,657
FHLMC	6.000%	08/01/37	42,911	47,683
FHLMC	5.000%	03/01/38	344,387	371,402
FHLMC	4.500%	06/01/39	400,939	424,204
FHLMC	5.000%	06/01/39	563,559	607,695
FHLMC	4.500%	07/01/39	412,204	435,561
FHLMC	4.500%	11/01/39	381,548	403,689
FHLMC	4.500%	09/01/40	593,391	627,881
FHLMC	4.500%	05/01/41	1,185,644	1,254,608
FHLMC	4.500%	07/01/41	1,184,865	1,253,583
FHLMC	5.000%	09/01/41	521,407	562,201
FHLMC	3.500%	10/01/41	769,375	775,204
FHLMC	4.000%	10/01/41	588,452	609,250
FHLMC	3.500%	02/01/42	1,136,069	1,144,685
FHLMC	4.000%	02/01/42	333,484	345,266
FHLMC	3.500%	06/01/42	1,284,181	1,293,900
FHLMC	3.500%	06/01/42	1,317,482	1,327,474
FHLMC	3.500%	08/01/42	1,375,994	1,386,417
FHLMC	3.000%	11/01/42	2,163,431	2,126,692
FHLMC	3.000%	01/01/43	1,306,736	1,284,544

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.4% (Continued)
FHLMC	3.000%	05/01/43	$1,895,774	$1,863,577
FHLMC	3.500%	10/01/44	1,699,386	1,708,820
FHLMC	3.500%	11/01/44	1,550,225	1,557,931
FHLMC	3.500%	04/01/45	1,896,120	1,903,889
FHLMC	3.000%	05/01/46	2,613,128	2,552,135
FHLMC	3.000%	12/01/46	4,670,044	4,562,241
				75,482,054
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.2%
FNMA	5.000%	07/01/18	4,016	4,079
FNMA	5.000%	09/01/18	9,848	10,002
FNMA	7.000%	11/01/19	2,212	2,250
FNMA	7.000%	11/01/19	837	840
FNMA	3.500%	07/01/20	106,981	109,165
FNMA	1.250%	05/06/21	1,500,000	1,445,855
FNMA	1.875%	04/05/22	13,000,000	12,659,179
FNMA	5.500%	06/01/22	67,009	69,346
FNMA	2.890%	07/01/22	2,389,887	2,380,838
FNMA	2.000%	10/05/22	3,500,000	3,402,627
FNMA	2.190%	01/01/23	1,993,280	1,930,759
FNMA	2.375%	01/19/23	9,500,000	9,380,595
FNMA	2.670%	12/01/23	2,447,579	2,405,115
FNMA	2.561%	07/25/24	3,000,000	2,921,107
FNMA	2.625%	09/06/24	16,750,000	16,603,655
FNMA	3.080%	12/01/24	2,360,685	2,374,871
FNMA	2.710%	01/01/25	4,500,000	4,403,623
FNMA	5.000%	04/01/25	105,557	112,845
FNMA	5.000%	07/01/25	83,487	89,252
FNMA	3.500%	10/01/25	179,992	183,667
FNMA	5.000%	10/01/25	102,436	109,509
FNMA	5.500%	11/01/25	31	34
FNMA	4.000%	03/01/26	640,370	658,973
FNMA	2.125%	04/24/26	2,000,000	1,889,912
FNMA	8.500%	09/01/26	18,140	18,395
FNMA	1.875%	09/24/26	15,250,000	14,055,102
FNMA	2.784%	09/25/26	1,939,585	1,902,369
FNMA	2.746%	04/25/27	991,514	973,034

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.2% (Continued)
FNMA	2.500%	09/01/27	$1,062,820	$1,049,836
FNMA	2.500%	11/01/27	1,531,997	1,513,277
FNMA	2.500%	01/01/28	1,036,003	1,023,353
FNMA	6.625%	11/15/30	9,550,000	13,075,755
FNMA	3.000%	12/01/32	1,531,126	1,526,477
FNMA	6.000%	10/01/33	48,799	54,803
FNMA (6MO LIBOR + 145)	3.075%	02/01/34	133,349	135,896
FNMA	5.500%	02/01/34	59,384	65,206
FNMA (H15T1Y + 2.205)	3.117%	05/01/34	76,324	80,404
FNMA (12MO LIBOR + 1.645)	3.520%	05/01/34	14,465	15,007
FNMA	6.000%	11/01/34	142,474	160,245
FNMA	5.500%	01/01/35	103,464	113,509
FNMA	5.000%	10/01/35	124,906	134,788
FNMA	5.500%	10/01/35	161,130	177,073
FNMA	6.000%	10/01/35	82,928	93,319
FNMA	5.500%	06/01/36	41,392	45,363
FNMA	6.000%	06/01/36	44,199	49,651
FNMA	5.500%	11/01/36	51,767	56,754
FNMA (12MO LIBOR + 1.631)	3.331%	05/01/37	40,623	42,385
FNMA	5.625%	07/15/37	2,750,000	3,724,743
FNMA	4.500%	09/01/40	362,898	383,853
FNMA	4.500%	10/01/40	373,745	395,324
FNMA	4.000%	12/01/40	933,655	965,145
FNMA	4.000%	01/01/41	616,238	637,004
FNMA	3.500%	02/01/41	928,491	937,217
FNMA	4.000%	10/01/41	552,335	570,972
FNMA	4.000%	11/01/41	527,918	545,727
FNMA	4.000%	12/01/41	700,054	723,662
FNMA	4.000%	12/01/41	1,365,908	1,412,037
FNMA	4.000%	01/01/42	1,633,665	1,690,025
FNMA	3.500%	05/01/42	1,125,769	1,136,381
FNMA	3.000%	06/01/42	1,795,948	1,768,222

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.2% (Continued)
FNMA	3.000%	08/01/42	$1,615,370	$1,590,456
FNMA	3.000%	08/01/42	1,560,396	1,536,306
FNMA	3.500%	12/01/42	1,790,611	1,807,444
FNMA	3.000%	06/01/43	1,591,829	1,567,269
FNMA	4.000%	12/01/44	2,214,315	2,290,103
FNMA	3.500%	05/01/45	2,229,031	2,241,957
FNMA	3.000%	04/01/46	2,576,918	2,515,630
FNMA	3.500%	11/01/46	3,983,896	4,000,482
				131,950,058
GOVERNMENT NATIONAL MORTGAGE ASSOCIATOIN - 0.1%
GNMA	7.000%	12/20/30	21,987	25,064
GNMA	7.000%	10/20/31	15,946	18,514
GNMA	7.000%	03/20/32	61,349	71,411
GNMA	2.375%	01/20/34	54,247	56,370
GNMA	5.500%	10/20/38	26,056	27,319
GNMA	6.500%	11/20/38	14,667	16,678
GNMA	2.250%	04/16/42	380,451	378,247
				593,603
OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.5%
OPIC	3.280%	09/15/29	1,078,996	1,074,214
OPIC	3.540%	06/15/30	720,594	735,409
OPIC	3.820%	06/01/33	923,884	960,405
				2,770,028
SMALL BUSINESS ADMINISTRATION - 0.1%
SBA (Prime - 265) (a)	1.850%	02/25/32	323,524	321,404

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 2.1%
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	4,996,379
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,459,371
Iraq Aid	2.149%	01/18/22	1,500,000	1,471,816
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	989,151
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,928,050
				10,844,767

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	$1,000,000	$992,188

TOTAL U.S. GOVERNMENT AGENCIES (COST $245,056,656)				$242,791,962

INVESTMENT COMPANIES - 0.7%	Shares	Fair Value
Pax World High Yield Bond Fund - Institutional Class (COST $4,199,236) (a)	530,984	$3,509,803

TOTAL INVESTMENTS - (COST $521,115,600 - Unrealized gain/loss $(1,897,227)) - 99.3%		$519,218,373

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		3,732,984

NET ASSETS - 100.0%		$522,951,357

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2018, these securities were valued at $50,197,679 or 9.6% of net assets.
(c)	Illiquid security.

CV - Convertible Security

H15T1Y of 1 year - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity

LIBOR - London Interbank Offered Rate

plc - Public Liability Company

T - U.S. Treasury Note

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2018 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Fair Value
AUSTRALIA - 4.3%
BANKS - 1.6%
Australia & New Zealand Banking Group Ltd. (a)	6,107	$127,087
Australia & New Zealand Banking Group Ltd. - ADR	36,061	752,773
Commonwealth Bank of Australia (a)	21,512	1,202,804
Commonwealth Bank of Australia - ADR	613	34,248
National Australia Bank Ltd. (a)	4,644	102,508
National Australia Bank Ltd. - ADR	63,688	709,803
Westpac Banking Corp. (a)	4,794	106,168
Westpac Banking Corp. - ADR	68,899	1,528,180
		4,563,571
BIOTECHNOLOGY - 0.3%
CSL Ltd. (a)	3,640	438,474
CSL Ltd. - ADR	8,710	525,561
		964,035
CAPITAL MARKETS - 0.3%
Macquarie Group Ltd. (a)	7,209	574,736
Macquarie Group Ltd. - ADR	2,747	220,474
		795,210
CHEMICALS - 0.1%
Orica Ltd. (a)	27,987	385,172

CONTAINERS & PACKAGING - 0.2%
Amcor Ltd. (a)	24,949	273,158
Amcor Ltd. - ADR	3,500	153,562
		426,720
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Telstra Corp. Ltd. (a)	17,682	42,796
Telstra Corp. Ltd. - ADR	10,910	131,575
		174,371
FOOD & STAPLES RETAILING - 0.4%
Wesfarmers Ltd. (a)	19,358	620,228
Woolworths Group Ltd. (a)	27,413	556,317
		1,176,545
INSURANCE - 0.2%
Suncorp Group Ltd. (a)	46,152	475,913

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
AUSTRALIA - 4.3% (Continued)
METALS & MINING - 0.2%
Alumina Ltd. - ADR	41,858	$307,656
Newcrest Mining Ltd. - ADR	9,928	149,218
Sims Metal Management Ltd. - ADR	21,356	236,838
		693,712
OIL, GAS & CONSUMABLE FUELS - 0.5%
Caltex Australia Ltd. (a)	12,181	295,844
Origin Energy Ltd. (a) (b)	85,076	574,054
Woodside Petroleum Ltd. (a)	18,241	413,593
Woodside Petroleum Ltd. - ADR	5,235	118,520
		1,402,011
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
Shopping Centres Australasia Property Group REIT (a)	1	2
Westfield Corp. REIT (a)	123,771	811,705
		811,707
TRANSPORTATION INFRASTRUCTURE - 0.1%
Sydney Airport (a)	49,337	255,762
TOTAL AUSTRALIA		12,124,729

AUSTRIA - 0.2%
BANKS - 0.2%
Erste Group Bank AG (a)	5,112	257,001
Erste Group Bank AG - ADR	12,078	305,211
TOTAL AUSTRIA		562,212

BELGIUM - 0.2%
FOOD & STAPLES RETAILING - 0.2%
Colruyt S.A. (a)	8,334	461,290

BERMUDA - 0.7%
AUTOMOBILES - 0.0% (c)
Brilliance China Automotive (a)	64,000	135,122

COMMERCIAL BANKS - 0.3%
Credicorp Ltd. (b)	3,419	776,250

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
BERMUDA - 0.7% (Continued)
ELECTRIC UTILITIES - 0.1%
CK Infrastructure Holdings Ltd. (a)	41,518	$340,293

HOUSEHOLD DURABLES - 0.1%
Haier Electronics Group Co. (a)	85,000	304,738

INDUSTRIAL CONGLOMERATES - 0.2%
Jardine Matheson Holdings Ltd. (a)	4,751	292,786
Jardine Matheson Holdings Ltd. - ADR	3,618	224,678
		517,464
TOTAL BERMUDA		2,073,867

BRAZIL - 1.6%
BANKS - 0.4%
Banco Bradesco S.A. - ADR	77,242	917,635
Banco Santander Brasil S.A. - ADR	25,530	306,871
		1,224,506
CHEMICALS - 0.2%
Braskem S.A. - ADR	13,824	400,758

OIL, GAS & CONSUMABLE FUELS - 0.7%
Petroleo Brasileiro S.A. - ADR (b)	94,021	1,329,457
Ultrapar Participacoes S.A. - ADR	31,036	670,998
		2,000,455
PAPER & FOREST PRODUCTS - 0.2%
Fibria Celulose S.A. - ADR	21,501	419,269

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	381,759
TOTAL BRAZIL		4,426,747

CANADA - 5.8%
AUTO COMPONENTS - 0.3%
Magna International, Inc. - Class A	14,024	790,252

BANKS - 1.5%
Bank of Montreal	7,625	576,221
Bank of Nova Scotia	12,180	751,506

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CANADA - 5.8% (Continued)
BANKS - 1.5% (Continued)
Canadian Imperial Bank of Commerce	6,759	$596,685
Royal Bank of Canada	17,137	1,324,519
Toronto-Dominion Bank	18,236	1,036,717
		4,285,648
CHEMICALS - 0.4%
Methanex Corp.	8,331	505,275
Nutrien Ltd.	13,301	628,605
		1,133,880
INSURANCE - 0.4%
Manulife Financial Corp.	30,520	567,062
Sun Life Financial, Inc.	11,714	481,680
		1,048,742
IT SERVICES - 0.2%
CGI Group, Inc. - Class A (b)	9,434	543,776

MEDIA - 0.3%
Shaw Communications, Inc. - Class B	21,893	421,659
Thomson Reuters Corp.	13,659	527,920
		949,579
METALS & MINING - 0.3%
Agnico Eagle Mines Ltd.	8,215	345,605
Teck Resources Ltd. - Class B	24,575	633,052
		978,657
OIL, GAS & CONSUMABLE FUELS - 1.0%
Enbridge, Inc.	19,974	628,582
Encana Corp.	36,072	396,792
Suncor Energy, Inc.	49,731	1,717,709
		2,743,083
ROAD & RAIL - 0.7%
Canadian National Railway Co.	16,941	1,238,895
Canadian Pacific Railway Ltd.	4,907	866,086
		2,104,981
SOFTWARE - 0.2%
Open Text Corp.	14,935	519,738

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CANADA - 5.8% (Continued)
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Gildan Activewear, Inc.	25,642	$740,798

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Rogers Communications, Inc. - Class B	12,894	576,104
TOTAL CANADA		16,415,238

CAYMAN ISLANDS - 6.3%
DIVERSIFIED CONSUMER SERVICES - 0.5%
New Oriental Education & Technology Group, Inc. - ADR	7,334	642,825
TAL Education Group - ADR	20,571	762,978
		1,405,803
GAS UTILITIES - 0.2%
ENN Energy Holdings Ltd (a) (b)	50,000	449,444

INDUSTRIAL CONGLOMERATES - 0.4%
CK Hutchison Holdings Ltd. (a)	54,033	649,219
CK Hutchison Holdings Ltd. - ADR	36,503	437,671
		1,086,890
INTERNET & DIRECT MARKETING RETAIL - 0.7%
Ctrip.com International Ltd. - ADR (b)	13,813	643,962
JD.com, Inc. - ADR (b)	25,659	1,038,933
Vipshop Holdings Ltd. - ADR (b)	19,542	324,788
		2,007,683
INTERNET SOFTWARE & SERVICES - 4.2%
Alibaba Group Holdings Ltd. - ADR (b)	17,583	3,227,184
Baidu, Inc. - ADR (b)	5,149	1,149,205
NetEase, Inc. - ADR	2,394	671,254
SINA Corp. (b)	4,823	502,894
Tencent Holdings Ltd. - ADR	109,039	5,810,688
Weibo Corp. - ADR (b)	5,767	689,387
		12,050,612
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Wharf Real Estate Investment Company Limited (a) (b)	111,565	729,229
TOTAL CAYMAN ISLANDS		17,729,661

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CHILE - 0.6%
AIRLINES - 0.2%
Latam Airlines Group S.A. - ADR (b)	30,040	$462,316

BANKS - 0.1%
Banco Santander Chile - ADR	10,706	358,758

BEVERAGES - 0.1%
Embotelladora Andina S.A. - Class B - ADR	6,720	196,694

CHEMICALS - 0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	7,828	384,746

ELECTRIC UTILITIES - 0.1%
Enel Americas S.A. - ADR	28,491	331,065
TOTAL CHILE		1,733,579

CHINA - 2.4%
AIRLINES - 0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	291,886

BANKS - 0.7%
China Construction Bank Corp. - ADR	69,587	1,454,020
China Merchants Bank Co. Ltd. - H Shares (a) (b)	71,500	296,786
Industrial & Commercial Bank of China Ltd. - H Shares (a) (b)	437,000	380,838
		2,131,644
CHEMICALS - 0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	7,041	431,754

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
China Telecom Corp. Ltd. - ADR	6,115	271,995

INSURANCE - 1.2%
China Life Insurance Co. Ltd. - ADR	82,593	1,155,476
PICC Property & Casualty Co. Ltd. - H Shares (a)	112,000	197,906
Ping an Insurance Group Co. of China Ltd. - ADR	33,826	701,720
Ping an Insurance Group Co. of China Ltd. - Class H (a)	131,769	1,358,623
		3,413,725

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
CHINA – 2.4% (Continued)
ROAD & RAIL - 0.1%
Guangshen Railway Co. - ADR	8,797	$259,511
TOTAL CHINA		6,800,515

COLOMBIA - 0.5%
BANKS - 0.2%
BanColombia S.A. - ADR	12,503	525,376

OIL, GAS & CONSUMABLE FUELS - 0.3%
Ecopetrol S.A. - ADR	46,971	907,949
TOTAL COLOMBIA		1,433,325

DENMARK - 1.0%
BANKS - 0.2%
Danske Bank A/S (a)	11,624	435,533
Danske Bank A/S - ADR	6,614	124,839
		560,372
PHARMACEUTICALS - 0.7%
Novo Nordisk A/S - ADR	39,423	1,941,583

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Pandora A/S (a)	2,460	266,163
TOTAL DENMARK		2,768,118

FINLAND - 0.6%
COMMUNICATIONS EQUIPMENT - 0.2%
Nokia OYJ - ADR	86,149	471,235

MACHINERY - 0.2%
Kone OYJ - Class B (a)	11,250	561,471

PAPER & FOREST PRODUCTS - 0.2%
Stora Enso OYJ - ADR	32,308	608,683
TOTAL FINLAND		1,641,389

FRANCE - 6.3%
AUTO COMPONENTS - 0.5%
Cie Generale des Etablissements Michelin (a)	1,074	159,000

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
FRANCE - 6.3% (Continued)
AUTO COMPONENTS - 0.5% (Continued)
Cie Generale des Etablissements Michelin - ADR	25,215	$747,121
Valeo S.A. (a)	2,793	184,760
Valeo S.A. - ADR	13,056	432,937
		1,523,818
AUTOMOBILES - 0.2%
Renault S.A. (a)	5,892	714,991

BANKS - 0.7%
BNP Paribas S.A. - ADR	29,644	1,104,091
Credit Agricole S.A. (a)	11,014	179,586
Credit Agricole S.A. - ADR	14,211	115,678
Societe Generale S.A. (a)	4,111	223,273
Societe Generale S.A. - ADR	36,300	394,944
		2,017,572
BUILDING PRODUCTS - 0.3%
Cie de Saint-Gobain (a)	13,938	736,006

CONSTRUCTION & ENGINEERING - 0.5%
Bouygues S.A. (a)	8,092	405,724
Vinci S.A. (a)	1,494	147,154
Vinci S.A. - ADR	30,694	755,993
		1,308,871
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Orange S.A. - ADR	40,170	686,104
Vivendi S.A. (a)	12,138	314,801
Vivendi S.A. - ADR	11,623	301,384
		1,302,289
ELECTRICAL EQUIPMENT - 0.5%
Legrand S.A. (a)	17,254	1,353,779

FOOD & STAPLES RETAILING - 0.1%
Carrefour S.A. (a)	1,523	31,587
Carrefour S.A. - ADR	58,790	243,391
		274,978
FOOD PRODUCTS - 0.8%
Danone S.A. - ADR	149,555	2,431,764

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
FRANCE - 6.3% (Continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Essilor International S.A. (a) (c)	4,503	$607,466
Essilor International S.A. - ADR	952	64,355
		671,821
INSURANCE - 0.4%
AXA S.A. (a)	4,355	115,771
AXA SA - ADR	34,977	929,689
		1,045,460
MEDIA - 0.2%
Publicis Groupe S.A. - ADR	26,260	456,136

MULTI-UTILITIES - 0.5%
Engie S.A. (b)	21,648	361,494
Engie S.A. - ADR	26,565	446,823
Veolia Environnement S.A. (a)	14,792	351,424
Veolia Environnement S.A. - ADR	11,774	279,515
		1,439,256
PERSONAL PRODUCTS - 0.6%
L'Oreal S.A. (a)	1,380	311,689
L'Oreal S.A. - ADR	32,890	1,484,819
		1,796,508
SOFTWARE - 0.3%
Dassault Systemes - ADR	6,224	849,607
TOTAL FRANCE		17,922,856

GERMANY - 6.2%
AIR FREIGHT & LOGISTICS - 0.4%
Deutsche Post AG (a)	10,161	445,051
Deutsche Post AG - ADR	14,832	652,163
		1,097,214
AIRLINES - 0.1%
Deutsche Lufthansa AG - ADR	10,201	326,636

AUTOMOBILES - 0.9%
Bayerische Moteren Werke AG - ADR	27,692	1,004,666
Daimler AG (a)	15,015	1,279,295
Daimler AG - ADR	2,549	216,232
		2,500,193

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
GERMANY - 6.2% (Continued)
BANKS - 0.2%
Deutsche Bank AG	32,333	$452,015

CHEMICALS - 0.8%
BASF SE (a)	4,371	443,301
BASF SE - ADR	72,776	1,847,783
		2,291,084
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Deutsche Boerse AG (a)	3,878	530,143
Deutsche Boerse AG - ADR	15,060	205,268
		735,411
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Deutsche Telekom AG - ADR	38,043	623,525

HEALTH CARE PROVIDERS & SERVICES - 0.5%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	988,602
Fresenius SE & Co. KGaA (a)	5,130	392,270
		1,380,872
INSURANCE - 0.9%
Allianze SE - ADR	76,050	1,725,575
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	391,140
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	439,891
		2,556,606
MULTI-UTILITIES - 0.1%
RWE AG (a) (b)	16,534	408,697
RWE AG - ADR (b)	1,023	25,370
		434,067
PHARMACEUTICALS - 0.5%
Bayer AG - ADR	51,088	1,443,491

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG - ADR	12,109	326,761

SOFTWARE - 0.6%
SAP SE - ADR	16,215	1,705,169

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
adidas AG (a)	1,323	321,887

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
GERMANY - 6.2% (Continued)
TEXTILES, APPAREL & LUXURY GOODS - 0.5% (Continued)
adidas AG - ADR	9,804	$1,193,833
		1,515,720
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Brenntag AG (a)	5,521	328,681
TOTAL GERMANY		17,717,445

HONG KONG - 1.8%
BANKS - 0.1%
BOC Hong Kong Holdings Ltd. (a)	44,159	216,633
BOC Hong Kong Holdings Ltd. - ADR	1,754	169,261
		385,894
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Hong Kong Exchanges & Clearing Ltd. (a)	14,978	493,329

INSURANCE - 0.5%
AIA Group Ltd. (a)	98,280	840,161
AIA Group Ltd. - ADR	20,771	714,211
		1,554,372
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Henderson Land Development Co. Ltd. (a)	89,476	586,699
Sun Hung Kai Properties Ltd. (a)	22,037	349,791
Sun Hung Kai Properties Ltd. - ADR	11,174	179,008
Swire Pacific Ltd. - Class A (a)	23,879	241,812
Swire Pacific Ltd. - Class A - ADR	18,937	195,051
Swire Properties Ltd. (a)	121,150	426,105
Wharf Holdings Ltd. (a)	150,000	519,342
		2,497,808
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Lenovo Group Ltd. - ADR	18,577	190,414
TOTAL HONG KONG		5,121,817

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
HUNGARY - 0.0% (c)
OIL, GAS & CONSUMABLE FUELS - 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR	6,368	$34,770

INDIA - 2.0%
BANKS - 1.0%
HDFC Bank Ltd. - ADR	16,597	1,639,286
ICICI Bank Ltd. - ADR	121,194	1,072,567
		2,711,853
IT SERVICES - 0.8%
Infosys Ltd. - ADR	93,911	1,676,311
Wipro Ltd. - ADR	127,058	655,619
		2,331,930
PHARMACEUTICALS - 0.2%
Dr. Reddy's Laboratories Ltd. - ADR	19,237	628,858
TOTAL INDIA		5,672,641

INDONESIA - 0.5%
BANKS - 0.2%
PT Bank Mandiri - ADR	49,403	559,242

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Telekomunikasi Indonesia Persero Tbk PT - ADR	33,724	890,988
TOTAL INDONESIA		1,450,230

IRELAND - 0.3%
CONSTRUCTION MATERIALS - 0.3%
CRH plc - ADR	23,753	808,077

ISRAEL - 0.2%
PHARMACEUTICALS - 0.0% (c)
Teva Pharmaceutical Industries Ltd. - ADR	9,513	162,577

SOFTWARE - 0.2%
Check Point Software Technologies Ltd. (b)	4,973	494,018
TOTAL ISRAEL		656,595

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
ITALY - 0.9%
BANKS - 0.3%
Intesa Sanpaolo SpA (a)	128,010	$466,091
Intesa Sanpaolo SpA - ADR	12,596	277,364
		743,455
ELECTRIC UTILITIES - 0.2%
Enel SpA (a)	86,564	529,711

INSURANCE - 0.1%
Assicurazioni Generali SpA (a)	16,056	308,636

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Luxottica Group SpA - ADR	9,316	579,455

TRANSPORTATION INFRASTRUCTURE - 0.1%
Atlantia SpA (a)	13,863	429,570
TOTAL ITALY		2,590,827

JAPAN - 16.0%
AUTO COMPONENTS - 0.4%
Bridgestone Corp. (a)	4,656	204,835
Bridgestone Corp. - ADR	20,546	452,423
Denso Corp. (a)	7,000	385,031
Denso Corp. - ADR	6,048	167,590
		1,209,879
AUTOMOBILES - 2.1%
Honda Motor Co. Ltd. - ADR	49,827	1,730,492
Nissan Motor Co. Ltd. - ADR	36,396	752,487
Toyota Motor Corp. - ADR	27,232	3,550,236
		6,033,215
BANKS - 1.5%
Mitsubishi UFJ Financial Group, Inc. - ADR	260,591	1,730,324
Mizuho Financial Group, Inc. - ADR	132,028	488,504
Sumitomo Mitsui Financial Group, Inc. - ADR	213,385	1,813,772
Sumitomo Mitsui Trust Holdings, Inc. (a)	298	12,182
Sumitomo Mitsui Trust Holdings, Inc. - ADR	39,737	164,114
		4,208,896

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 16.0% (Continued)
BUILDING PRODUCTS - 0.1%
Asahi Glass Co. Ltd. (a)	600	$25,144
Asahi Glass Co. Ltd. - ADR	21,219	176,967
		202,111
CAPITAL MARKETS - 0.3%
Daiwa Securities Group, Inc. (a)	16,000	102,974
Daiwa Securities Group, Inc. - ADR	49,678	322,410
Nomura Holdings, Inc. - ADR	94,167	550,877
		976,261
CHEMICALS - 0.5%
Nitto Denko Corp. (a)	500	37,790
Nitto Denko Corp. - ADR	11,626	439,114
Shin-Etsu Chemical Co. Ltd. (a)	5,600	584,131
Sumitomo Chemical Co. Ltd. (a)	38,000	220,465
		1,281,500
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd. (a)	25,000	519,523
Dai Nippon Printing Co. Ltd. - ADR	37	387
		519,910
CONSTRUCTION & ENGINEERING - 0.2%
Obayashi Corp. (a)	55,000	605,872

DIVERSIFIED FINANCIAL SERVICES - 0.4%
ORIX Corp. (a)	20,100	360,211
ORIX Corp. - ADR	9,867	886,649
		1,246,860
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Nippon Telegraph & Telephone Corp. - ADR	22,192	1,033,038

ELECTRICAL EQUIPMENT - 0.4%
Nidec Corp.	30,872	1,189,807

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Hitachi Ltd. (a)	26,000	189,374
Hitachi Ltd. - ADR	5,344	390,593
Keyence Corp. (a)	800	499,726
Kyocera Corp. (a)	2,800	158,755
Kyocera Corp. - ADR	3,162	179,412

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 16.0% (Continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6% (Continued)
Murata Manufacturing Co. Ltd. (a)	2,300	$317,474
Murata Manufacturing Co. Ltd. - ADR	1,592	55,083
		1,790,417
FOOD PRODUCTS - 0.2%
Meiji Holdings Co. Ltd. (a)	2,000	153,634
Yakult Honsha Co. Ltd. (a)	5,100	382,292
		535,926
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Hoya Corp. (a)	9,500	479,870
Hoya Corp. - ADR	1,734	88,659
Terumo Corp. (a)	11,800	613,740
		1,182,269
HOUSEHOLD DURABLES - 0.8%
Sekisui House Ltd. (a)	8,000	146,382
Sekisui House Ltd. - ADR	30,149	557,154
Sony Corp. - ADR	32,810	1,586,035
		2,289,571
INSURANCE - 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	534,892
Tokio Marine Holdings, Inc. (a)	4,600	208,577
Tokio Marine Holdings, Inc. - ADR	7,354	335,931
		1,079,400
IT SERVICES - 0.1%
Fujitsu Ltd. (a)	20,000	121,539
Fujitsu Ltd. - ADR	1,240	37,659
		159,198
LEISURE PRODUCTS - 0.1%
Shimano, Inc. (a)	1,600	230,890

MACHINERY - 0.9%
FANUC Corp. (a)	1,100	283,088
FANUC Corp. - ADR	43,920	1,116,886
Kubota Corp. - ADR	7,847	697,677
Makita Corp. (a)	1,200	59,441
Makita Corp. - ADR	9,872	489,296
		2,646,388

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 16.0% (Continued)
MARINE - 0.1%
Nippon Yusen KK (a)	5,600	$109,950
Nippon Yusen KK - ADR	7,243	27,741
		137,691
METALS & MINING - 0.2%
Sumitomo Metal Mining Co. Ltd. (a)	11,500	475,659

OIL, GAS & CONSUMABLE FUELS - 0.1%
Inpex Corp. (a)	26,239	325,608

PERSONAL PRODUCTS - 0.7%
Kao Corp. (a)	1,000	75,073
Kao Corp. - ADR	11,651	878,660
Shiseido Co. Ltd. (a)	2,100	134,856
Shiseido Co. Ltd. - ADR	15,035	966,901
		2,055,490
PHARMACEUTICALS - 0.5%
Astellas Pharma, Inc. (a)	17,800	272,269
Astellas Pharma, Inc. - ADR	24,473	373,947
Daiichi Sankyo Co. Ltd. (a)	7,700	258,303
Daiichi Sankyo Co. Ltd. - ADR	1,901	63,969
Takeda Pharmaceutical Co. Ltd. (a)	2,700	131,655
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	442,895
		1,543,038
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Daiwa House Industry Co. Ltd. - ADR	15,470	596,910
Mitsubishi Estate Co. Ltd. (a)	11,000	184,266
Mitsubishi Estate Co. Ltd. - ADR	11,717	198,310
Mitsui Fudosan Co. Ltd. (a)	21,000	506,966
Sumitomo Realty & Development Co. Ltd. (a)	13,000	485,766
		1,972,218
RETAIL - 0.4%
Japan Retail Fund Investment Corp. (a)	515	998,656

ROAD & RAIL - 0.5%
Central Japan Railway Co. (a)	1,348	257,256
East Japan Railway Co. (a)	3,590	335,643
East Japan Railway Co. - ADR	29,226	456,949

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JAPAN - 16.0% (Continued)
ROAD & RAIL - 0.5% (Continued)
Keikyu Corp. (a)	18,500	$325,171
		1,375,019
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Rohm Co. Ltd. (a)	700	66,445
Rohm Co. Ltd. - ADR	2,660	125,259
		191,704
SOFTWARE - 0.4%
Nintendo Co. Ltd. (a)	300	133,282
Nintendo Co. Ltd. - ADR	19,800	1,099,098
		1,232,380
SPECIALTY RETAIL - 0.1%
Fast Retailing Co. Ltd. (a)	700	281,213

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Canon, Inc. - ADR	57,457	2,094,308
FUJIFILM Holdings Corp. - ADR	11,626	466,319
		2,560,627
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corporation - ADR	2,621	376,453

TRADING COMPANIES & DISTRIBUTORS - 0.4%
Mitsubishi Corp. (a)	16,300	438,781
Mitsui & Co. Ltd. - ADR	1,637	567,262
		1,006,043
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
KDDI Corp. - ADR	51,612	660,892
NTT DoCoMo, Inc. - ADR	25,031	640,043
Softbank Group Corp. (a) (c)	7,200	537,057
Softbank Group Corp. - ADR	12,952	484,340
		2,322,332
TOTAL JAPAN		45,275,539

JERSEY - 1.4%
BIOTECHNOLOGY - 0.2%
Shire plc - ADR	3,955	590,838

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
JERSEY - 1.4% (Continued)
MEDIA - 0.2%
WPP plc - ADR	6,767	$538,315

METALS & MINING - 0.5%
Glencore plc (a)	220,536	1,095,984
Randgold Resources Ltd. - ADR	4,722	393,059
		1,489,043
PROFESSIONAL SERVICES - 0.3%
Experian plc (a)	3,191	69,016
Experian plc - ADR	37,268	808,716
		877,732
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Ferguson plc (a)	537	40,391
Ferguson plc - ADR	63,056	477,649
		518,040
TOTAL JERSEY		4,013,968

LUXEMBOURG - 0.7%
ENERGY EQUIPMENT & SERVICES - 0.3%
Subsea 7 S.A. (a)	14,251	183,431
Tenaris S.A. - ADR	20,102	696,936
		880,367
MEDIA - 0.4%
RTL Group S.A. (a)	12,091	1,003,856
TOTAL LUXEMBOURG		1,884,223

MEXICO - 1.1%
BEVERAGES - 0.4%
Coca-Cola Femsa S.A.B. de C.V. - ADR	7,597	504,669
Fomento Economico Mexicano, S.A.B. de C.V. - ADR	6,474	591,918
		1,096,587
CONSTRUCTION MATERIALS - 0.2%
Cemex S.A.B. de C.V. - ADR (b)	83,354	551,804

FOOD & STAPLES RETAILING - 0.3%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	758,711

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
MEXICO – 1.1% (Continued)
TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	4,513	$449,675
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,943	331,417
		781,092
TOTAL MEXICO		3,188,194

NETHERLANDS - 4.5%
AUTOMOBILES - 0.6%
Ferrari N.V.	8,603	1,036,833
Fiat Chrysler Automobiles N.V.	26,965	553,322
		1,590,155
BANKS - 0.4%
ING Groep N.V. - ADR	71,517	1,210,783

CHEMICALS - 0.2%
Akzo Nobel N.V. - ADR	19,227	608,727

FOOD & STAPLES RETAILING - 0.4%
Koninklijke Ahold Delhaize N.V. (a)	5,491	130,116
Koninklijke Ahold Delhaize N.V. - ADR	40,864	969,294
		1,099,410
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Koninklijke Philips N.V. - NY Registry Shares	30,708	1,176,423

LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN N.V. (b)	16,162	522,194

MEDIA - 0.2%
Wolters Kluwer N.V. (a)	954	50,739
Wolters Kluwer N.V. - ADR	7,337	391,356
		442,095
PERSONAL PRODUCTS - 0.8%
Unilever N.V. - NY Registry Shares - ADR	42,041	2,370,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
ASML Holding N.V. - NY Registry Shares - ADR	6,611	1,312,680
NXP Semiconductors N.V. (b)	5,879	687,843

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
NETHERLANDS - 4.5% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0% (Continued)
Stmicroelectronics NV - NY Registry Shares	37,925	$845,348
		2,845,871
TRADING COMPANIES & DISTRIBUTORS - 0.3%
AerCap Holdings N.V. (b)	18,140	920,061
TOTAL NETHERLANDS		12,786,411

NORWAY - 1.2%
METALS & MINING - 0.1%
Norsk Hydro ASA (a)	57,807	342,887
Norsk Hydro ASA - ADR	384	2,285
		345,172
OIL, GAS & CONSUMABLE FUELS - 1.1%
Statoil ASA - ADR	133,829	3,165,056
TOTAL NORWAY		3,510,228

PAPUA NEW GUINEA - 0.1%
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil Search Ltd. (a)	60,661	336,903

PORTUGAL - 0.1%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal S.A. (a)	82,980	315,296
EDP - Energias de Portugal S.A. - ADR	1,231	46,667
TOTAL PORTUGAL		361,963

RUSSIA - 0.5%
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Mobile TeleSystems PJSC - ADR	131,165	1,493,969

SINGAPORE - 1.4%
BANKS - 1.0%
DBS Group Holdings Ltd. (a)	656	13,857
DBS Group Holdings Ltd. - ADR	16,080	1,367,041
United Overseas Bank Ltd. (a)	19,475	409,825
United Overseas Bank Ltd. - ADR	22,014	924,368
		2,715,091

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SINGAPORE - 1.4% (Continued)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Singapore Telecommunications Ltd. (a)	74,732	$193,023
Singapore Telecommunications Ltd. - ADR	6,886	178,657
		371,680
INDUSTRIAL CONGLOMERATES - 0.2%
Keppel Corp. Ltd. (a)	11,721	70,087
Keppel Corp. Ltd. - ADR	40,769	485,049
		555,136
MACHINERY - 0.1%
Sembcorp Marine Ltd. (a)	204,000	354,208

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (c)
Keppel REIT (a)	737	682
TOTAL SINGAPORE		3,996,797

SOUTH AFRICA - 2.0%
BANKS - 0.1%
Standard Bank Group Ltd. - ADR	19,275	357,744

INDUSTRIAL CONGLOMERATES - 0.2%
Bidvest Group Ltd. (a)	31,583	599,501

MEDIA - 0.8%
Naspers Ltd. - Class N - ADR	43,870	2,201,397

METALS & MINING - 0.3%
Gold Fields Ltd. - ADR	204,179	820,799

SPECIALTY RETAIL - 0.2%
Mr. Price Group Ltd. (a)	18,810	452,453

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Barloworld Ltd. (a)	45,286	637,863

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
MTN Group Ltd. - ADR	50,154	506,054
TOTAL SOUTH AFRICA		5,575,811

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SOUTH KOREA - 2.6%
BANKS - 1.3%
KB Financial Group, Inc. - ADR	35,152	$2,036,707
Shinhan Financial Group Co. Ltd. - ADR	30,017	1,272,721
Woori Bank - ADR	9,632	398,476
		3,707,904
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
KT Corp. - ADR (b)	97,378	1,334,079

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS - 0.3%
LG Display Co. Ltd. - ADR	81,392	984,843

METALS & MINING - 0.2%
POSCO - ADR	6,108	481,616

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
SK Telecom Co. Ltd. - ADR	32,754	791,664
TOTAL SOUTH KOREA		7,300,106

SPAIN - 1.9%
BANKS - 0.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	102,689	811,243
Banco Santander SA - ADR	230,491	1,509,716
		2,320,959
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Telefónica SA - ADR	88,258	871,106

ELECTRIC UTILITIES - 0.2%
Iberdrola SA - ADR	16,749	493,928

METALS & MINING - 0.1%
Acerinox SA (a) (b)	16,589	232,041

OIL, GAS & CONSUMABLE FUELS - 0.3%
Repsol SA (a)	24,639	437,980
Repsol SA - ADR	27,585	491,565
		929,545

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SPAIN - 1.9% (Continued)
SPECIALTY RETAIL - 0.2%
Industria de Diseno Textil SA (a)	17,640	$554,585
TOTAL SPAIN		5,402,164

SWEDEN - 2.0%
COMMUNICATIONS EQUIPMENT - 0.1%
Telefonaktiebolaget LM Ericsson - ADR	54,723	350,227

CONSTRUCTION & ENGINEERING - 0.3%
Skanska AB - Class B (a)	37,142	761,682

HOUSEHOLD PRODUCTS - 0.1%
Essity Aktiebolag AB - Class B (a) (b)	12,219	338,701

MACHINERY - 0.9%
Alfa Laval AB (a)	23,419	555,105
Atlas Copco AB - Class A (a)	8,922	387,583
Atlas Copco AB - Class A - ADR	18,292	799,909
Sandvik AB (a)	19,176	351,404
Sandvik AB - ADR	20,116	370,939
		2,464,940
METALS & MINING - 0.3%
Boliden AB (a)	22,985	808,981

OIL, GAS & CONSUMABLE FUELS - 0.2%
Lundin Petroleum AB (a) (b)	24,270	613,263

SPECIALTY RETAIL - 0.1%
Hennes & Mauritz AB - ADR	65,360	193,793
Hennes & Mauritz AB - Class B (a)	3,195	47,741
		241,534
TOTAL SWEDEN		5,579,328

SWITZERLAND - 5.7%
CAPITAL MARKETS - 0.6%
Credit Suisse Group AG - ADR	18,311	307,442
Julius Baer Group Ltd. (a) (c)	9,537	586,940

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
SWITZERLAND - 5.7% (Continued)
CAPITAL MARKETS - 0.6% (Continued)
UBS Group AG	46,462	$820,519
		1,714,901
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Swisscom AG - ADR	7,140	353,680

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd. - ADR	61,282	1,454,834

FOOD PRODUCTS - 1.9%
Barry Callebaut AG (a)	397	776,461
Nestlé S.A. - ADR	57,524	4,547,272
		5,323,733
INSURANCE - 0.6%
Swiss Re AG (a)	3,563	363,675
Zurich Insurance Group AG - ADR (b)	38,250	1,254,026
		1,617,701
MACHINERY - 0.1%
Schindler Holding AG (a)	1,587	332,492

PHARMACEUTICALS - 1.7%
Novartis AG - ADR	31,455	2,543,137
Roche Holding AG - ADR	80,784	2,312,442
		4,855,579
PROFESSIONAL SERVICES - 0.2%
Adecco SA (a)	4,136	294,617
Adecco SA - ADR	4,982	177,035
		471,652
TOTAL SWITZERLAND		16,124,572

TAIWAN - 3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Chunghwa Telecom Co. Ltd. - ADR	45,213	1,756,977

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Advanced Semiconductor Engineering, Inc. - ADR	129,452	939,822
Siliconware Precision Industries Co. Ltd. - ADR	70,913	613,398
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	109,728	4,801,697

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
TAIWAN - 3.1% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5% (Continued)
United Microelectronics Corp. - ADR	244,487	$633,221
		6,988,138
TOTAL TAIWAN		8,745,115

TURKEY - 0.1%
BANKS - 0.1%
Turkiye Garanti Bankasi A.S. - ADR	59,610	169,292

UNITED KINGDOM - 9.0%
BANKS - 1.5%
HSBC Holdings plc - ADR	60,926	2,904,342
Lloyds Banking Group plc - ADR	269,987	1,004,352
Standard Chartered plc (a)	45,039	451,434
		4,360,128
COMMERCIAL BANKS - 0.3%
Barclays plc - ADR	64,161	758,383

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
BT Group plc - ADR	38,538	622,774

ELECTRIC UTILITIES - 0.3%
SSE plc (a)	8,585	154,022
SSE plc - ADR	39,878	720,396
		874,418
ENERGY EQUIPMENT & SERVICES - 0.1%
John Wood Group Plc (a)	24,307	184,715

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Land Securities Group plc (a)	28,712	377,753

FOOD & STAPLES RETAILING - 0.3%
J Sainsbury plc (a)	4,806	16,123
J Sainsbury plc - ADR	18,741	251,879
Tesco plc (a) (b)	46,000	133,144
Tesco plc - ADR	29,931	259,202
WM Morrison Supermarkets plc (a)	29,374	88,140

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.0% (Continued)
FOOD & STAPLES RETAILING - 0.3% (Continued)
WM Morrison Supermarkets plc - ADR	8,054	$120,770
		869,258
FOOD PRODUCTS - 0.1%
Associated British Foods plc (a)	11,454	400,322

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Smith & Nephew plc (a)	4,232	79,175
Smith & Nephew plc - ADR	24,332	928,266
		1,007,441
HOTELS, RESTAURANTS & LEISURE - 0.7%
Carnival plc - ADR	7,671	502,450
Compass Group plc (a)	2,160	44,109
Compass Group plc - ADR	45,261	943,013
Intercontinental Hotels Group plc - ADR	9,114	557,868
		2,047,440
HOUSEHOLD DURABLES - 0.1%
Persimmon plc (a)	8,644	306,820

HOUSEHOLD PRODUCTS - 0.6%
Reckitt Benckiser Group plc (a)	5,677	479,222
Reckitt Benckiser Group plc - ADR	70,985	1,194,678
		1,673,900
INSURANCE - 0.7%
Aviva plc (a)	41,971	292,943
Aviva plc - ADR	22,486	319,976
Prudential plc - ADR	26,183	1,338,737
		1,951,656
MEDIA - 0.6%
Pearson plc - ADR	46,323	487,781
RELX plc (a)	4,710	96,760
RELX plc - ADR	48,463	1,012,392
		1,596,933
METALS & MINING - 0.2%
Antofagasta plc (a)	31,044	401,309
Fresnillo plc (a)	14,613	260,949
		662,258

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.0% (Continued)
MULTI-LINE RETAIL - 0.2%
Marks & Spencer Group plc (a)	10,719	$40,719
Marks & Spencer Group plc - ADR	25,759	195,382
Next plc (a) (c)	3,908	261,267
		497,368
MULTI-UTILITIES - 0.3%
National Grid plc - ADR	15,498	874,552

OIL, GAS & CONSUMABLE FUELS - 0.1%
Tullow Oil plc (a) (b)	96,519	266,097

PHARMACEUTICALS - 1.2%
AstraZeneca plc - ADR	48,500	1,696,045
GlaxoSmithKline plc - ADR	42,881	1,675,361
		3,371,406
SOFTWARE - 0.1%
Sage Group plc (a)	33,781	303,562
Sage Group plc - ADR	2,320	84,390
		387,952
SPECIALTY RETAIL - 0.1%
Kingfisher plc - ADR	29,151	242,828

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Ashtead Group PLC (a)	7,574	206,535

WATER UTILITIES - 0.2%
Severn Trent plc (a)	10,914	282,571
United Utilities Group plc (a)	2,386	23,964
United Utilities Group plc - ADR	12,883	261,589
		568,124
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Vodafone Group plc - ADR	53,908	1,499,720
TOTAL UNITED KINGDOM		25,608,781

UNITED STATES - 0.8%
HOTELS, RESTAURANTS & LEISURE - 0.3%
Yum China Holdings, Inc.	21,920	909,680

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 96.6% (Continued)	Shares	Fair Value
UNITED STATES - 0.8% (Continued)
METALS & MINING - 0.5%
Southern Copper Corp.	24,026	$1,301,729
TOTAL UNITED STATES		2,211,409

TOTAL COMMON STOCKS (COST $203,960,026)		$273,710,701

PREFERRED STOCKS - 0.3%	Shares	Fair Value
BRAZIL- 0.3%
BANKS - 0.3%
Itau Unibanco Holding S.A. - ADR (COST $594,227)	61,571	$960,508

CORPORATE NOTES - 0.8%	Coupon	Maturity	Par Value	Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/15/18	$750,000	$748,732
Calvert Social Investment Foundation, Inc. (d)	1.000%	12/17/18	600,000	595,222
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/17/19	500,000	495,382
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	500,000	489,901
TOTAL CORPORATE NOTES (COST $2,350,000)				$2,329,237

TOTAL INVESTMENTS - (COST $206,904,253 - Unrealized gain/loss $70,096,193) - 97.7%				$277,000,446

OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%				6,357,018

NET ASSET - 100.0%				$283,357,464

(a)	This security has been fair valued by the Pricing Committee under the guidelines established by the Board of Trustees (Note 2).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.00%, 06/15/18	06/15/17	$750,000	$748,732	0.2%
Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	600,000	595,222	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	500,000	495,383	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	500,000	489,901	0.2%
		$2,350,000	$2,329,238	0.8%

ADR - American Depositary Receipt

plc - Public Liability Company

REIT – Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2018 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
AEROSPACE & DEFENSE - 0.2%
TransDigm Group, Inc.	1,320	$405,161

AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp.	2,330	559,456
United Parcel Service, Inc. - Class B	7,830	819,488
		1,378,944
AIRLINES - 0.8%
American Airlines Group, Inc.	8,120	421,915
Delta Air Lines, Inc.	11,300	619,353
United Continental Holdings, Inc. (a)	6,770	470,312
		1,511,580
AUTO COMPONENTS - 0.4%
Aptiv plc	4,830	410,405
Goodyear Tire & Rubber Co. (The)	9,590	254,902
		665,307
AUTOMOBILES - 0.5%
Ford Motor Co.	89,723	994,131

BANKS - 12.8%
Bank of America Corp.	97,050	2,910,529
BB&T Corp.	25,054	1,303,810
Citigroup, Inc.	47,696	3,219,480
Citizens Financial Group, Inc.	11,030	463,039
Fifth Third Bancorp	19,490	618,807
Huntington Bancshares, Inc.	31,664	478,126
JPMorgan Chase & Co.	66,715	7,336,649
KeyCorp	30,658	599,364
M&T Bank Corp.	4,596	847,319
People's United Financial, Inc.	31,070	579,766
PNC Financial Services Group, Inc. (The)	12,861	1,945,098
Regions Financial Corp.	24,860	461,899
SunTrust Banks, Inc.	9,866	671,283
U.S. Bancorp	45,657	2,305,678
Zions Bancorp.	5,120	269,978
		24,010,825
BEVERAGES - 1.8%
Coca-Cola Co. (The)	43,200	1,876,176

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BEVERAGES - 1.8% (Continued)
PepsiCo, Inc.	14,219	$1,552,004
		3,428,180
BIOTECHNOLOGY - 1.5%
AbbVie, Inc.	3,278	310,263
Alexion Pharmaceuticals, Inc. (a)	2,410	268,618
Amgen, Inc.	6,444	1,098,573
Biogen, Inc. (a)	1,360	372,395
Gilead Sciences, Inc.	10,230	771,240
		2,821,089
BUILDING PRODUCTS - 0.5%
Johnson Controls International plc	27,497	968,994

CAPITAL MARKETS - 3.6%
Bank of New York Mellon Corp. (The)	24,944	1,285,364
BlackRock, Inc.	992	537,386
CME Group, Inc.	1,860	300,837
Franklin Resources, Inc.	7,540	261,487
Goldman Sachs Group, Inc. (The)	6,567	1,653,965
Invesco Ltd.	9,712	310,881
Morgan Stanley	24,871	1,342,039
Northern Trust Corp.	3,977	410,148
State Street Corp.	6,240	622,315
		6,724,422
CHEMICALS - 4.5%
Air Products & Chemicals, Inc.	4,847	770,818
DowDuPont, Inc.	68,153	4,342,028
Eastman Chemical Co.	3,520	371,642
Ecolab, Inc.	4,576	627,232
International Flavors & Fragrances, Inc.	1,480	202,627
LyondellBasell Industries N.V. - Class A	6,550	692,204
Mosaic Co. (The)	10,240	248,627
Praxair, Inc.	7,896	1,139,393
		8,394,571
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Republic Services, Inc.	9,250	612,627
Stericycle, Inc. (a)	3,920	229,438
Waste Management, Inc.	7,680	646,042
		1,488,107

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.1%
Cisco Systems, Inc.	49,115	$2,106,542

CONSUMER FINANCE - 1.3%
American Express Co.	4,674	435,991
Capital One Financial Corp.	10,660	1,021,441
Discover Financial Services	6,670	479,773
Synchrony Financial	13,930	467,073
		2,404,278
CONTAINERS & PACKAGING - 0.6%
Ball Corp.	12,508	496,693
International Paper Co.	5,781	308,879
WestRock Co.	4,550	291,973
		1,097,545
DISTRIBUTORS - 0.3%
Genuine Parts Co.	5,340	479,746

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Leucadia National Corp.	8,360	190,023

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%
AT&T, Inc.	115,851	4,130,088
CenturyLink, Inc.	23,288	382,622
Verizon Communications, Inc.	76,140	3,641,015
		8,153,725
ELECTRIC UTILITIES - 4.1%
American Electric Power Co., Inc.	15,270	1,047,369
Duke Energy Corp.	23,444	1,816,207
Edison International	8,487	540,283
Eversource Energy	7,950	468,414
NextEra Energy, Inc.	6,925	1,131,060
PPL Corp.	28,101	794,977
Southern Co. (The)	30,761	1,373,786
Xcel Energy, Inc.	11,424	519,564
		7,691,660
ELECTRICAL EQUIPMENT - 0.9%
Eaton Corp. plc	9,150	731,177
Emerson Electric Co.	8,424	575,359

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ELECTRICAL EQUIPMENT - 0.9% (Continued)
Rockwell Automation, Inc.	2,280	$397,176
		1,703,712
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
TE Connectivity Ltd.	3,066	306,293

ENERGY EQUIPMENT & SERVICES - 2.2%
Baker Hughes, a GE Co.	32,000	888,640
National Oilwell Varco, Inc.	9,526	350,652
Schlumberger Ltd.	38,646	2,503,488
TechnipFMC plc	13,090	385,500
		4,128,280
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
Boston Properties, Inc.	2,920	359,802
Crown Castle International Corp.	3,840	420,902
Equity Residential	5,230	322,273
HCP, Inc.	8,647	200,870
Host Hotels & Resorts, Inc.	15,800	294,512
Iron Mountain, Inc.	16,520	542,847
Public Storage	1,620	324,632
Simon Property Group, Inc.	3,089	476,787
SL Green Realty Corp.	2,780	269,187
Ventas, Inc.	6,840	338,785
Welltower, Inc.	7,480	407,137
Weyerhaeuser Co.	11,149	390,215
		4,347,949
FOOD & STAPLES RETAILING - 4.1%
Costco Wholesale Corp.	7,430	1,400,035
CVS Health Corp.	20,473	1,273,625
Kroger Co. (The)	28,144	673,767
Sysco Corp.	7,993	479,260
Walgreen Boots Alliance, Inc.	18,410	1,205,303
Walmart Store, Inc.	28,850	2,566,785
		7,598,775
FOOD PRODUCTS - 2.7%
Conagra Brands, Inc.	6,540	241,195
General Mills, Inc.	15,974	719,788

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
FOOD PRODUCTS - 2.7% (Continued)
Hormel Foods Corp.	10,080	$345,946
J.M. Smucker Co. (The)	2,030	251,740
Kellogg Co.	10,489	681,890
Kraft Heinz Co. (The)	16,630	1,035,883
Mondelēz International, Inc. - Class A	30,982	1,292,879
Tyson Foods, Inc. - Class A	5,830	426,698
		4,996,019
GAS UTILITIES - 0.3%
Sempra Energy	5,733	637,624

HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Abbott Laboratories	4,340	260,053
Baxter International, Inc.	6,002	390,370
Danaher Corp.	20,910	2,047,298
Dentsply Sirona, Inc.	4,770	239,979
Medtronic plc	17,180	1,378,179
		4,315,879
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Aetna, Inc.	3,750	633,750
AmerisourceBergen Corp.	2,260	194,835
Anthem, Inc.	2,850	626,145
Cardinal Health, Inc.	8,170	512,096
Express Scripts Holding Co. (a)	9,787	676,086
HCA Healthcare, Inc.	2,520	244,440
Humana, Inc.	2,550	685,516
McKesson Corp.	3,974	559,817
UnitedHealth Group, Inc.	1,390	297,460
		4,430,145
HOTELS, RESTAURANTS & LEISURE - 1.1%
Carnival Corp.	5,563	364,822
McDonald's Corp.	3,440	537,947
Starbucks Corp.	12,890	746,202
Yum! Brands, Inc.	4,510	383,936
		2,032,907
HOUSEHOLD DURABLES - 0.5%
Leggett & Platt, Inc.	7,280	322,941
Newell Brands, Inc.	14,660	373,537

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HOUSEHOLD DURABLES - 0.5% (Continued)
Whirlpool Corp.	1,752	$268,248
		964,726
HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	6,578	471,511
Kimberly-Clark Corp.	2,070	227,969
Procter & Gamble Co. (The)	28,046	2,223,487
		2,922,967
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp.	29,344	333,641

INDUSTRIAL CONGLOMERATES - 0.2%
Roper Technologies, Inc.	1,100	308,759

INSURANCE - 6.9%
Aflac, Inc.	21,980	961,845
Allstate Corp. (The)	8,399	796,225
American International Group, Inc.	24,607	1,339,113
Aon plc	2,137	299,885
Brighthouse Financial, Inc. (a)	5,673	291,592
Chubb Corp.	16,097	2,201,588
Cincinnati Financial Corp.	3,262	242,236
Everest Re Group Ltd.	2,020	518,776
Hartford Financial Services Group, Inc. (The)	9,080	467,802
Lincoln National Corp.	4,220	308,313
Loews Corp.	6,010	298,877
Marsh & McLennan Cos., Inc.	6,280	518,665
MetLife, Inc.	24,023	1,102,415
Principal Financial Group, Inc.	3,860	235,113
Prudential Financial, Inc.	10,620	1,099,701
Travelers Cos., Inc. (The)	8,053	1,118,240
Unum Group	5,160	245,668
Willis Towers Watson plc	2,350	357,647
XL Group Ltd.	8,980	496,235
		12,899,936
INTERNET SOFTWARE & SERVICES - 0.2%
Alphabet, Inc. - Class C (a)	300	309,537

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
IT SERVICES - 2.6%
Accenture plc - Class A	7,630	$1,171,205
DXC Technology Co.	2,460	247,304
International Business Machines Corp.	16,252	2,493,544
MasterCard, Inc. - Class A	1,890	331,052
Paychex, Inc.	3,684	226,898
Visa, Inc. - Class A	3,120	373,215
		4,843,218
LIFE SCIENCES TOOLS & SERVICES - 0.6%
IQVIA Holdings, Inc. (a)	2,740	268,821
Thermo Fisher Scientific, Inc.	3,914	808,085
		1,076,906
MACHINERY - 2.5%
Deere & Co.	4,267	662,751
Dover Corp.	3,223	316,563
Flowserve Corp.	24,000	1,039,920
Illinois Tool Works, Inc.	5,855	917,244
Ingersoll-Rand plc	5,415	463,037
PACCAR, Inc.	6,906	456,970
Parker-Hannifin Corp.	1,567	268,004
Pentair plc	4,480	305,222
Stanley Black & Decker, Inc.	1,530	234,396
		4,664,107
MEDIA - 3.3%
Comcast Corp. - Class A	42,100	1,438,557
Omnicom Group, Inc.	6,179	449,028
Time Warner, Inc.	13,400	1,267,372
Twenty-First Century Fox, Inc. - Class B	28,250	1,027,452
Viacom, Inc. - Class B	11,130	345,698
Walt Disney Co. (The)	16,247	1,631,849
		6,159,956
METALS & MINING - 0.6%
Newmont Mining Corp.	13,830	540,338
Nucor Corp.	8,860	541,257
		1,081,595
MULTI-LINE RETAIL - 0.5%
Macy's, Inc.	8,583	255,259
Target Corp.	11,126	772,478
		1,027,737

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
MULTI-UTILITIES - 1.0%
Ameren Corp.	5,570	$315,429
Consolidated Edison, Inc.	7,361	573,716
DTE Energy Co.	3,580	373,752
NiSource, Inc.	13,870	331,632
WEC Energy Group, Inc.	2,940	184,338
		1,778,867
OIL, GAS & CONSUMABLE FUELS - 8.3%
Anadarko Petroleum Corp.	10,690	645,783
Andeavor	2,800	281,568
Apache Corp.	12,418	477,845
ConocoPhillips	36,827	2,183,473
Devon Energy Corp.	12,570	399,600
EOG Resources, Inc.	10,870	1,144,285
EQT Corp.	5,638	267,861
Hess Corp.	16,750	847,885
Kinder Morgan, Inc.	53,251	801,960
Marathon Oil Corp.	25,286	407,863
Marathon Petroleum Corp.	11,826	864,599
Noble Energy, Inc.	17,398	527,160
Occidental Petroleum Corp.	41,350	2,686,096
ONEOK, Inc.	9,005	512,565
Phillips 66	14,200	1,362,064
Pioneer Natural Resources Co.	4,290	736,936
Valero Energy Corp.	10,030	930,483
Williams Cos., Inc. (The)	16,591	412,452
		15,490,478
PHARMACEUTICALS - 4.2%
Bristol-Myers Squibb Co.	12,669	801,314
Eli Lilly & Co.	10,287	795,905
Johnson & Johnson	26,631	3,412,763
Merck & Co., Inc.	37,641	2,050,305
Mylan N.V. (a)	10,220	420,757
Perrigo Co. plc	3,340	278,356
		7,759,400
PROFESSIONAL SERVICES - 0.4%
IHS Markit Ltd. (a)	6,530	315,007
Nielsen Holdings plc	11,010	350,008
		665,015

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ROAD & RAIL - 0.8%
Norfolk Southern Corp.	3,145	$427,028
Union Pacific Corp.	7,360	989,405
		1,416,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Intel Corp.	41,038	2,137,259
QUALCOMM, Inc.	17,900	991,839
Texas Instruments, Inc.	3,000	311,670
		3,440,768
SOFTWARE - 1.1%
CA, Inc.	7,512	254,657
Microsoft Corp.	3,090	282,024
Oracle Corp.	31,632	1,447,164
		1,983,845
SPECIALTY RETAIL - 1.3%
AutoZone, Inc. (a)	420	272,450
Best Buy Co., Inc.	4,590	321,254
Home Depot, Inc. (The)	1,142	203,550
L Brands, Inc.	6,060	231,553
Lowe's Cos., Inc.	6,060	531,765
O'Reilly Automotive, Inc. (a)	1,080	267,170
TJX Cos., Inc. (The)	6,860	559,502
		2,387,244
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc.	1,610	270,126
HP, Inc.	23,630	517,970
Seagate Technology plc	4,910	287,333
Western Digital Corp.	4,475	412,908
		1,488,337
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc. - Class B	8,580	570,055
PVH Corp.	1,810	274,089
VF Corp.	5,110	378,753
		1,222,897

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W.W. Grainger, Inc.	2,540	$716,966

WATER UTILITIES - 0.2%
American Water Works Co., Inc.	3,640	298,953

TOTAL COMMON STOCKS (COST $148,771,422)		$184,654,701

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	$300,000	$299,493
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	250,000	244,950
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/17/18	750,000	744,028
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	260,000	257,599
TOTAL CORPORATE NOTES (COST $1,560,000)				$1,546,070

TOTAL INVESTMENTS - (COST $150,331,422 - Unrealized gain/loss $35,869,349) - 99.6%				$186,200,771

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				752,106

NET ASSETS - 100.0%				$186,952,877

(a)	Non-income producing security.
(b)	Illiquid security.

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2018 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
AEROSPACE & DEFENSE - 0.3%
TransDigm Group, Inc.	2,119	$650,406

AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp.	3,068	736,658
United Parcel Service, Inc. - Class B	9,108	953,243
		1,689,901
AIRLINES - 0.4%
American Airlines Group, Inc.	9,480	492,581
Southwest Airlines Co.	8,000	458,240
		950,821
BANKS - 1.9%
Bank of America Corp.	100,541	3,015,225
Citizens Financial Group, Inc.	6,337	266,027
Comerica, Inc.	4,494	431,109
JPMorgan Chase & Co.	4,809	528,846
PNC Financial Services Group, Inc. (The)	2,433	367,967
U.S. Bancorp	4,745	239,622
		4,848,796
BEVERAGES - 1.8%
Coca-Cola Co. (The)	46,914	2,037,475
Dr Pepper Snapple Group, Inc.	3,253	385,090
Monster Beverage Corp. (a)	8,550	489,146
PepsiCo, Inc.	15,693	1,712,891
		4,624,602
BIOTECHNOLOGY - 4.6%
AbbVie, Inc.	39,364	3,725,803
Alexion Pharmaceuticals, Inc. (a)	1,885	210,102
Amgen, Inc.	10,935	1,864,199
Biogen, Inc. (a)	3,308	905,797
Celgene Corp. (a)	19,103	1,704,179
Gilead Sciences, Inc.	20,291	1,529,738
Incyte Corp. (a)	4,067	338,903
Regeneron Pharmaceuticals, Inc. (a)	1,737	598,153
Vertex Pharmaceuticals, Inc. (a)	5,884	958,974
		11,835,848
BUILDING PRODUCTS - 0.5%
Allegion plc	6,005	512,167

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
BUILDING PRODUCTS - 0.5% (Continued)
Johnson Controls International plc	12,325	$434,333
Masco Corp.	6,250	252,750
		1,199,250
CAPITAL MARKETS - 2.4%
Ameriprise Financial, Inc.	2,290	338,783
BlackRock, Inc.	2,081	1,127,319
Cboe Global Markets, Inc.	2,370	270,417
Charles Schwab Corp. (The)	25,758	1,345,083
CME Group, Inc.	5,703	922,403
Moody's Corp.	3,611	582,454
S&P Global, Inc.	5,128	979,756
T. Rowe Price Group, Inc.	4,600	496,662
		6,062,877
CHEMICALS - 1.8%
Air Products & Chemicals, Inc.	2,486	395,349
Albemarle Corp.	3,093	286,845
DowDuPont, Inc.	10,043	639,839
Ecolab, Inc.	5,322	729,486
International Flavors & Fragrances, Inc.	3,158	432,362
Praxair, Inc.	8,079	1,165,800
Sherwin-Williams Co. (The)	2,170	850,900
		4,500,581
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Cintas Corp.	1,634	278,728
Republic Services, Inc.	10,213	676,407
Waste Management, Inc.	18,252	1,535,358
		2,490,493
COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.	50,169	2,151,748
Juniper Networks, Inc.	8,206	199,652
		2,351,400
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,616	334,997

CONSUMER FINANCE - 0.4%
American Express Co.	10,373	967,593

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
CONTAINERS & PACKAGING - 0.4%
Avery Dennison Corp.	2,529	$268,706
Ball Corp.	7,143	283,649
International Paper Co.	6,608	353,065
		905,420
DISTRIBUTORS - 0.1%
Genuine Parts Co.	2,808	252,271

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Intercontinental Exchange, Inc.	13,888	1,007,158

ELECTRIC UTILITIES - 0.4%
NextEra Energy, Inc.	5,360	875,449
Southern Co. (The)	4,987	222,719
		1,098,168
ELECTRICAL EQUIPMENT - 0.7%
AMETEK, Inc.	5,587	424,444
Emerson Electric Co.	6,649	454,127
Rockwell Automation, Inc.	5,260	916,292
		1,794,863
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A	7,167	617,294
Corning, Inc.	20,828	580,685
TE Connectivity Ltd.	5,385	537,961
		1,735,940
ENERGY EQUIPMENT & SERVICES - 0.1%
Baker Hughes, a GE Co.	5,892	163,621

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
American Tower Corp.	12,382	1,799,600
AvalonBay Communities, Inc.	2,316	380,889
Boston Properties, Inc.	2,027	249,767
Crown Castle International Corp.	7,128	781,300
Digital Realty Trust, Inc.	4,316	454,820
Equinix, Inc.	1,753	732,999
Essex Property Trust, Inc.	1,991	479,194
Extra Space Storage, Inc.	2,966	259,110

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8% (Continued)
GGP, Inc.	12,536	$256,487
Iron Mountain, Inc.	8,187	269,025
Prologis, Inc.	13,062	822,775
Public Storage	696	139,472
Simon Property Group, Inc.	1,004	154,967
UDR, Inc.	10,721	381,882
		7,162,287
FOOD & STAPLES RETAILING - 0.2%
Walmart Store, Inc.	5,256	467,626

FOOD PRODUCTS - 0.1%
General Mills, Inc.	5,481	246,974

HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
Abbott Laboratories	44,381	2,659,310
Align Technology, Inc. (a)	1,431	359,367
Baxter International, Inc.	7,430	483,247
Becton, Dickinson and Co.	8,031	1,740,318
Boston Scientific Corp. (a)	28,192	770,206
Cooper Cos., Inc. (The)	1,161	265,648
Danaher Corp.	4,771	467,129
Edwards Lifesciences Corp. (a)	4,070	567,846
Hologic, Inc. (a)	6,559	245,044
IDEXX Laboratories, Inc. (a)	2,060	394,263
Intuitive Surgical, Inc. (a)	2,661	1,098,541
Medtronic plc	14,731	1,181,721
ResMed, Inc.	3,458	340,509
Stryker Corp.	8,340	1,342,073
		11,915,222
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Aetna, Inc.	3,898	658,762
AmerisourceBergen Corp.	2,297	198,024
Anthem, Inc.	3,101	681,290
Centene Corp. (a)	4,602	491,816
Cigna Corp.	5,474	918,209
HCA Healthcare, Inc.	2,580	250,260

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.1% (Continued)
UnitedHealth Group, Inc.	21,794	$4,663,916
		7,862,277
HEALTH CARE TECHNOLOGY - 0.1%
Cerner Corp. (a)	4,487	260,246

HOTELS, RESTAURANTS & LEISURE - 2.8%
Carnival Corp.	4,611	302,389
Chipotle Mexican Grill, Inc. (a)	778	251,380
Marriott International, Inc. - Class A	8,558	1,163,717
McDonald's Corp.	19,012	2,973,097
Royal Caribbean Cruises Ltd.	2,560	301,414
Starbucks Corp.	22,982	1,330,428
Wyndham Worldwide Corp.	4,075	466,302
Yum! Brands, Inc.	3,561	303,148
		7,091,875
HOUSEHOLD DURABLES - 0.2%
D.R. Horton, Inc.	5,104	223,760
Mohawk Industries, Inc. (a)	1,064	247,082
		470,842
HOUSEHOLD PRODUCTS - 1.2%
Church & Dwight Co., Inc.	4,462	224,706
Clorox Co. (The)	2,852	379,630
Colgate-Palmolive Co.	10,399	745,400
Kimberly-Clark Corp.	3,801	418,604
Procter & Gamble Co. (The)	16,130	1,278,787
		3,047,127
INDUSTRIAL CONGLOMERATES - 0.3%
Roper Technologies, Inc.	2,829	794,072

INSURANCE - 1.9%
Aflac, Inc.	8,308	363,558
Allstate Corp. (The)	6,014	570,127
Aon plc	4,556	639,344
Arthur J. Gallagher & Co.	4,367	300,144
Chubb Corp.	2,780	380,221
Marsh & McLennan Cos., Inc.	9,036	746,283
Principal Financial Group, Inc.	3,731	227,255

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
INSURANCE - 1.9% (Continued)
Progressive Corp. (The)	17,816	$1,085,529
Torchmark Corp.	2,891	243,335
Willis Towers Watson plc	1,674	254,766
		4,810,562
INTERNET & DIRECT MARKETING RETAIL -7.1%
Amazon.com, Inc. (a)	8,814	12,756,855
Booking Holdings, Inc. (a)	1,030	2,142,802
Expedia Group, Inc.	2,852	314,889
Netflix, Inc. (a)	9,792	2,892,067
		18,106,613
INTERNET SOFTWARE & SERVICES - 9.4%
Akamai Technologies, Inc. (a)	2,899	205,771
Alphabet, Inc. - Class A (a)	4,235	4,392,288
Alphabet, Inc. - Class C (a)	9,521	9,823,673
eBay, Inc. (a)	20,473	823,833
Facebook, Inc. - Class A (a)	52,985	8,466,473
VeriSign, Inc. (a)	2,251	266,879
		23,978,917
IT SERVICES - 6.5%
Accenture plc - Class A	9,729	1,493,401
Automatic Data Processing, Inc.	11,168	1,267,345
Cognizant Technology Solutions Corp. - Class A	12,602	1,014,461
DXC Technology Co.	2,990	300,585
Fidelity National Information Services, Inc.	4,435	427,090
Fiserv, Inc. (a)	8,820	628,954
Gartner, Inc. (a)	2,140	251,707
MasterCard, Inc. - Class A	21,816	3,821,291
Paychex, Inc.	6,525	401,875
PayPal Holdings, Inc. (a)	22,292	1,691,294
Total System Services, Inc.	3,608	311,226
Visa, Inc. - Class A	41,463	4,959,804
		16,569,033
LEISURE PRODUCTS - 0.2%
Hasbro, Inc.	4,868	410,372

LIFE SCIENCES TOOLS & SERVICES - 1.3%
Agilent Technologies, Inc.	5,785	387,016

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.3% (Continued)
Illumina, Inc. (a)	3,249	$768,129
Mettler-Toledo International, Inc. (a)	600	345,018
Thermo Fisher Scientific, Inc.	7,715	1,592,839
Waters Corp. (a)	1,646	326,978
		3,419,980
MACHINERY - 1.7%
Deere & Co.	4,488	697,076
Dover Corp.	5,463	536,576
Illinois Tool Works, Inc.	9,594	1,502,996
Ingersoll-Rand plc	2,987	255,418
Parker-Hannifin Corp.	2,881	492,738
Stanley Black & Decker, Inc.	2,002	306,706
Xylem, Inc.	6,063	466,366
		4,257,876
MEDIA - 1.8%
CBS Corp. - Class B	4,421	227,195
Charter Communications, Inc. - Class A (a)	4,569	1,421,964
Comcast Corp. - Class A	36,501	1,247,239
Omnicom Group, Inc.	1,296	94,181
Walt Disney Co. (The)	17,022	1,709,690
		4,700,269
METALS & MINING - 0.1%
Nucor Corp.	4,570	279,181

MULTI-LINE RETAIL - 0.1%
Dollar Tree, Inc. (a)	3,886	368,781

OIL, GAS & CONSUMABLE FUELS - 0.3%
Apache Corp.	5,088	195,786
EQT Corp.	3,387	160,917
ONEOK, Inc.	5,111	290,918
		647,621
PERSONAL PRODUCTS - 0.3%
Estee Lauder Cos., Inc. (The) - Class A	4,590	687,215

PHARMACEUTICALS - 3.7%
Bristol-Myers Squibb Co.	24,259	1,534,382

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
PHARMACEUTICALS - 3.7% (Continued)
Eli Lilly & Co.	16,118	$1,247,050
Johnson & Johnson	33,721	4,321,346
Merck & Co., Inc.	21,065	1,147,410
Zoetis, Inc.	14,643	1,222,837
		9,473,025
PROFESSIONAL SERVICES - 0.4%
Equifax, Inc.	2,173	256,001
Nielsen Holdings plc	10,461	332,555
Verisk Analytics, Inc. (a)	3,035	315,640
		904,196
ROAD & RAIL - 1.1%
CSX Corp.	19,508	1,086,791
Norfolk Southern Corp.	2,628	356,830
Union Pacific Corp.	9,348	1,256,651
		2,700,272
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
Analog Devices, Inc.	10,101	920,504
Applied Materials, Inc.	24,367	1,355,049
Broadcom Ltd.	9,079	2,139,466
Intel Corp.	61,671	3,211,826
KLA-Tencor Corp.	4,512	491,853
Lam Research Corp.	3,383	687,290
Microchip Technology, Inc.	7,002	639,703
Micron Technology, Inc. (a)	24,852	1,295,783
NVIDIA Corp.	13,886	3,215,859
QUALCOMM, Inc.	11,434	633,558
Skyworks Solutions, Inc.	3,010	301,783
Texas Instruments, Inc.	24,773	2,573,667
Xilinx, Inc.	4,619	333,676
		17,800,017
SOFTWARE - 10.4%
Activision Blizzard, Inc.	14,771	996,452
Adobe Systems, Inc. (a)	10,776	2,328,478
ANSYS, Inc. (a)	1,778	278,595
Autodesk, Inc. (a)	4,626	580,933
Citrix Systems, Inc. (a)	3,452	320,346
Electronic Arts, Inc. (a)	7,552	915,604

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
SOFTWARE - 10.4% (Continued)
Intuit, Inc.	5,164	$895,179
Microsoft Corp.	172,600	15,753,202
Oracle Corp.	35,196	1,610,217
Red Hat, Inc. (a)	3,789	566,493
salesforce.com, Inc. (a)	15,569	1,810,675
Symantec Corp.	13,164	340,289
Synopsys, Inc. (a)	2,920	243,061
		26,639,524
SPECIALTY RETAIL - 3.0%
Home Depot, Inc. (The)	27,779	4,951,329
Lowe's Cos., Inc.	15,097	1,324,762
O'Reilly Automotive, Inc. (a)	1,115	275,829
Ross Stores, Inc.	6,132	478,173
TJX Cos., Inc. (The)	3,533	288,151
Ulta Beauty, Inc. (a)	1,400	285,978
		7,604,222
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.4%
Apple, Inc.	110,100	18,472,578
NetApp, Inc.	5,407	333,558
		18,806,136
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc. - Class B	20,716	1,376,371
VF Corp.	4,295	318,345
		1,694,716
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Fastenal Co.	8,032	438,467

TOTAL COMMON STOCKS (COST $145,645,496)		$253,080,549

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	$650,000	$648,901
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	475,000	465,406
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/17/18	175,000	173,606
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	$800,000	792,612
TOTAL CORPORATE NOTES (COST $2,100,000)				$2,080,525

TOTAL INVESTMENTS - (COST $147,745,496 - Unrealized gain/loss $107,415,578) - 99.7%				$255,161,074

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				664,247

NET ASSETS - 100.0%				$255,825,321

(a)	Non-income producing security.
(b)	Illiquid security.

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2018 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
AEROSPACE & DEFENSE - 0.4%
Axon Enterprise, Inc. (a)	3,650	$143,482
Engility Holdings, Inc. (a)	2,850	69,540
		213,022
AIR FREIGHT & LOGISTICS - 0.8%
Echo Global Logistics, Inc. (a)	4,470	123,372
Forward Air Corp.	3,800	200,868
Hub Group, Inc. - Class A (a)	2,260	94,581
		418,821
AIRLINES - 0.4%
Hawaiian Holdings, Inc.	5,920	229,104

AUTO COMPONENTS - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	5,900	89,798
Cooper-Standard Holdings, Inc. (a)	1,190	146,144
Dorman Products, Inc. (a)	2,250	148,972
Fox Factory Holding Corp. (a)	3,770	131,573
Gentherm, Inc. (a)	2,520	85,554
Standard Motor Products, Inc.	1,500	71,355
		673,396
AUTOMOBILES - 0.6%
LCI Industries	1,700	177,055
Winnebago Industries, Inc.	3,730	140,248
		317,303
BANKS - 8.8%
Ameris Bancorp	2,470	130,663
Banc of California, Inc.	4,200	81,060
Banner Corp.	1,960	108,760
Boston Private Financial Holdings, Inc.	14,160	213,108
Brookline Bancorp, Inc.	12,520	202,824
Central Pacific Financial Corp.	2,270	64,604
City Holding Co.	1,460	100,098
Columbia Banking System, Inc.	5,790	242,890
Community Bank System, Inc.	4,080	218,525
Customers Bancorp, Inc. (a)	2,090	60,924
CVB Financial Corp.	6,370	144,217
Fidelity Southern Corp.	4,980	114,889
First BanCorp. (a)	18,890	113,718

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
BANKS - 8.8% (Continued)
First Commonwealth Financial Corp.	5,600	$79,128
First Financial Bancorp	4,940	144,989
First Financial Bankshares, Inc.	4,410	204,183
First Midwest Bancorp, Inc.	5,580	137,212
Glacier Bancorp, Inc.	5,010	192,284
Great Western Bancorp, Inc.	3,870	155,845
Hanmi Financial Corp.	2,240	68,880
Hope Bancorp, Inc.	8,360	152,068
Independent Bank Corp.	1,730	123,781
LegacyTexas Financial Group, Inc.	3,040	130,173
NBT Bancorp, Inc.	2,980	105,730
OFG Bancorp	11,240	117,458
Old National Bancorp	9,310	157,339
Opus Bank	1,980	55,440
Pacific Premier Bancorp, Inc. (a)	3,200	128,640
S&T Bancorp, Inc.	2,180	87,069
Seacoast Banking Corp. of Florida (a)	5,240	138,703
ServisFirst Bancshares, Inc.	6,230	254,309
Simmons First National Corp. - Class A	3,940	112,093
Southside Bancshares, Inc.	2,307	80,145
Tompkins Financial Corp.	920	69,699
United Community Banks, Inc.	4,800	151,920
Westamerica Bancorp.	1,670	96,994
		4,740,362
BEVERAGES - 0.2%
Coca-Cola Bottling Co. Consolidated	780	134,683

BIOTECHNOLOGY - 2.1%
Acorda Therapeutics, Inc. (a)	3,480	82,302
AMAG Pharmaceuticals, Inc. (a)	2,360	47,554
Cytokinetics, Inc. (a)	3,340	24,048
Eagle Pharmaceuticals, Inc. (a)	1,210	63,755
Emergent BioSolutions, Inc. (a)	3,960	208,494
Enanta Pharmaceuticals, Inc. (a)	1,630	131,883
Ligand Pharmaceuticals, Inc. (a)	1,270	209,753
MiMedx Group, Inc. (a)	6,580	45,863
Momenta Pharmaceuticals, Inc. (a)	4,620	83,853
Progenics Pharmaceuticals, Inc. (a)	4,620	34,465

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
BIOTECHNOLOGY - 2.1% (Continued)
Repligen Corp. (a)	2,250	$81,405
Spectrum Pharmaceuticals, Inc. (a)	7,480	120,353
		1,133,728
BUILDING PRODUCTS - 2.6%
AAON, Inc.	4,090	159,510
American Woodmark Corp. (a)	1,025	100,911
Apogee Enterprises, Inc.	1,960	84,966
Gibraltar Industries, Inc. (a)	3,370	114,075
Insteel Industries, Inc.	2,100	58,023
Patrick Industries, Inc. (a)	1,500	92,625
PGT Innovations, Inc. (a)	4,110	76,651
Quanex Building Products Corp.	5,670	98,658
Simpson Manufacturing Co., Inc.	3,990	229,784
Trex Co., Inc. (a)	2,350	255,610
Universal Forest Products, Inc.	4,680	151,866
		1,422,679
CAPITAL MARKETS - 1.7%
Donnelley Financial Solutions, Inc. (a)	4,680	80,356
Financial Engines, Inc.	4,720	165,200
Greenhill & Co., Inc.	3,210	59,385
HFF, Inc. - Class A	2,570	127,729
INTL FCStone, Inc. (a)	1,800	76,824
Investment Technology Group, Inc.	2,350	46,389
Piper Jaffray Cos.	1,130	93,846
Virtus Investment Partners, Inc.	490	60,662
Waddell & Reed Financial, Inc. - Class A	5,350	108,124
WisdomTree Investments, Inc.	10,100	92,617
		911,132
CHEMICALS - 1.2%
H.B. Fuller Co.	7,040	350,099
Quaker Chemical Corp.	1,460	216,270
Rayonier Advanced Materials, Inc.	3,590	77,077
		643,446
COMMERCIAL SERVICES & SUPPLIES - 2.7%
ABM Industries, Inc.	4,080	136,598
Brady Corp. - Class A	6,240	231,816
Essendant, Inc.	6,360	49,608
Interface, Inc.	4,680	117,936

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 2.7% (Continued)
LSC Communications, Inc.	3,040	$53,048
Mobile Mini, Inc.	3,110	135,285
Multi-Color Corp.	1,020	67,371
R.R. Donnelley & Sons Co.	6,330	55,261
Team, Inc. (a)	2,640	36,300
Tetra Tech, Inc.	4,740	232,023
UniFirst Corp.	1,150	185,898
US Ecology, Inc.	1,490	79,417
Viad Corp.	1,980	103,851
		1,484,412
COMMUNICATIONS EQUIPMENT - 2.3%
ADTRAN, Inc.	6,530	101,542
Applied Optoelectronics, Inc. (a)	1,580	39,595
CalAmp Corp. (a)	3,190	72,987
Finisar Corp. (a)	15,710	248,375
Harmonic, Inc. (a)	14,710	55,898
Lumentum Holdings, Inc. (a)	4,670	297,946
NETGEAR, Inc. (a)	2,450	140,140
Oclaro, Inc. (a)	12,690	121,316
Viavi Solutions, Inc. (a)	15,670	152,312
		1,230,111
CONSTRUCTION & ENGINEERING - 0.4%
Aegion Corp. (a)	2,880	65,981
Comfort Systems USA, Inc.	2,340	96,525
MYR Group, Inc. (a)	1,530	47,154
		209,660
CONSTRUCTION MATERIALS - 0.1%
U.S. Concrete, Inc. (a)	1,100	66,440

CONSUMER FINANCE - 1.1%
Encore Capital Group, Inc. (a)	2,750	124,300
Enova International, Inc. (a)	2,610	57,551
Green Dot Corp. - Class A (a)	3,100	198,896
PRA Group, Inc. (a)	3,460	131,480
World Acceptance Corp. (a)	710	74,763
		586,990

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
CONTAINERS & PACKAGING - 0.7%
Ingevity Corp. (a)	3,870	$285,180
Myers Industries, Inc.	4,580	96,867
		382,047
DIVERSIFIED CONSUMER SERVICES - 1.0%
American Public Education, Inc. (a)	3,900	167,700
Capella Education Co.	880	76,868
Career Education Corp. (a)	4,710	61,889
Matthews International Corp. - Class A	2,810	142,186
Strayer Education, Inc.	760	76,798
		525,441
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
8x8, Inc. (a)	6,310	117,682
ATN International, Inc.	1,320	78,698
Cincinnati Bell, Inc. (a)	3,160	43,766
Cogent Communications Holdings, Inc.	3,200	138,880
Consolidated Communications Holdings, Inc.	3,970	43,511
Iridium Communications, Inc. (a)	10,490	118,013
Vonage Holdings Corp. (a)	12,850	136,852
		677,402
ELECTRICAL EQUIPMENT - 0.9%
AZZ, Inc.	1,800	78,660
Encore Wire Corp.	1,700	96,390
Franklin Electric Co., Inc.	4,130	168,298
General Cable Corp.	4,630	137,048
		480,396
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
Anixter International, Inc. (a)	2,180	165,135
Badger Meter, Inc.	2,110	99,487
Benchmark Electronics, Inc.	3,960	118,206
Control4 Corp. (a)	5,090	109,333
CTS Corp.	2,780	75,616
Daktronics, Inc.	9,940	87,571
Electro Scientific Industries, Inc. (a)	4,390	84,859
ePlus, Inc. (a)	1,060	82,362
Fabrinet (a)	2,610	81,902
FARO Technologies, Inc. (a)	1,290	75,336

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6% (Continued)
II-VI, Inc. (a)	3,780	$154,602
Insight Enterprises, Inc. (a)	2,820	98,503
Itron, Inc. (a)	3,150	225,382
KEMET Corp. (a)	5,430	98,446
Methode Electronics, Inc.	2,500	97,750
MTS Systems Corp.	1,320	68,178
OSI Systems, Inc. (a)	1,360	88,767
Plexus Corp. (a)	2,470	147,533
Rogers Corp. (a)	1,610	192,459
Sanmina Corp. (a)	5,140	134,411
ScanSource, Inc. (a)	2,400	85,320
TTM Technologies, Inc. (a)	7,390	112,993
		2,484,151
ENERGY EQUIPMENT & SERVICES - 2.7%
Archrock, Inc.	10,760	94,150
Era Group, Inc. (a)	10,000	93,500
Exterran Corp. (a)	2,910	77,697
Geospace Technologies Corp. (a)	2,810	27,735
Gulf Island Fabrication, Inc.	4,240	30,104
Helix Energy Solutions Group, Inc. (a)	18,730	108,447
Matrix Service Co. (a)	8,110	111,107
McDermott International, Inc. (a)	16,190	98,597
Newpark Resources, Inc. (a)	16,660	134,946
Noble Corp. plc (a)	28,070	104,139
Oil States International, Inc. (a)	2,230	58,426
Pioneer Energy Services Corp. (a)	36,020	97,254
SEACOR Holdings, Inc. (a)	1,250	63,875
TETRA Technologies, Inc. (a)	25,210	94,537
U.S. Silica Holdings, Inc.	6,050	154,396
Unit Corp. (a)	4,730	93,465
		1,442,375
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
Acadia Realty Trust	5,320	130,872
Agree Realty Corp.	1,980	95,119
American Assets Trust, Inc.	3,790	126,624
Armada Hoffler Properties, Inc.	3,020	41,344

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6% (Continued)
CareTrust REIT, Inc.	5,220	$69,948
CBL & Associates Properties, Inc.	9,280	38,698
Chesapeake Lodging Trust	3,710	103,175
DiamondRock Hospitality Co.	14,040	146,578
EastGroup Properties, Inc.	2,290	189,291
Four Corners Property Trust, Inc.	4,110	94,900
Franklin Street Properties Corp.	7,520	63,243
Government Properties Income Trust	6,310	86,195
Hersha Hospitality Trust	2,630	47,077
Independence Realty Trust, Inc.	16,080	147,614
Kite Realty Group Trust	5,340	81,328
Lexington Realty Trust	19,510	153,544
LTC Properties, Inc.	2,270	86,260
National Storage Affiliates Trust	4,190	105,085
Pennsylvania Real Estate Investment Trust	8,260	79,709
PS Business Parks, Inc.	1,590	179,733
Retail Opportunity Investments Corp.	7,190	127,047
Saul Centers, Inc.	1,440	73,397
Summit Hotel Properties, Inc.	9,270	126,165
Universal Health Realty Income Trust	1,650	99,165
		2,492,111
FOOD & STAPLES RETAILING - 0.3%
Andersons, Inc. (The)	1,860	61,566
SpartanNash Co.	2,920	50,253
Supervalu, Inc. (a)	2,687	40,923
		152,742
FOOD PRODUCTS - 1.4%
B&G Foods, Inc.	4,680	110,916
Calavo Growers, Inc.	1,050	96,810
Cal-Maine Foods, Inc. (a)	3,150	137,655
Darling Ingredients, Inc. (a)	11,730	202,929
J & J Snack Foods Corp.	1,600	218,496
		766,806
GAS UTILITIES - 1.3%
Northwest Natural Gas Co.	2,480	142,972
South Jersey Industries, Inc.	6,330	178,253

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
GAS UTILITIES - 1.3% (Continued)
Spire, Inc.	5,560	$401,988
		723,213
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Abaxis, Inc.	1,520	107,342
Analogic Corp.	950	91,105
AngioDynamics, Inc. (a)	3,020	52,095
Anika Therapeutics, Inc. (a)	950	47,234
CryoLife, Inc. - 391364028 (a)	3,830	76,792
Cutera, Inc. (a)	1,180	59,295
Haemonetics Corp. (a)	3,650	267,034
Heska Corp. (a)	480	37,954
Inogen, Inc. (a)	1,750	214,970
Integer Holdings Corp. (a)	2,180	123,279
Integra LifeSciences Holdings Corp. (a)	5,310	293,855
Invacare Corp.	3,570	62,118
Lantheus Holdings, Inc. (a)	2,530	40,227
LeMaitre Vascular, Inc.	1,550	56,157
Meridian Bioscience, Inc.	3,290	46,718
Merit Medical Systems, Inc. (a)	3,140	142,399
Natus Medical, Inc. (a)	1,410	47,446
Neogen Corp. (a)	3,153	211,219
OraSure Technologies, Inc. (a)	3,190	53,879
Varex Imaging Corp. (a)	4,550	162,799
		2,193,917
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Aceto Corp.	6,755	51,338
Amedisys, Inc. (a)	2,810	169,555
AMN Healthcare Services, Inc. (a)	3,380	191,815
Community Health Systems, Inc. (a)	10,040	39,758
CorVel Corp. (a)	1,030	52,067
Cross Country Healthcare, Inc. (a)	13,360	148,430
Ensign Group, Inc. (The)	3,400	89,420
HealthEquity, Inc. (a)	4,070	246,398
Kindred Healthcare, Inc.	7,520	68,808
LHC Group, Inc. (a)	1,070	65,869
Magellan Health, Inc. (a)	1,600	171,360
Providence Service Corp. (The) (a)	1,220	84,351
Select Medical Holdings Corp. (a)	11,670	201,307

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.2% (Continued)
Tivity Health, Inc. (a)	2,400	$95,160
U.S. Physical Therapy, Inc.	850	69,105
		1,744,741
HEALTH CARE SERVICES - 0.3%
Diplomat Pharmacy, Inc. (a)	7,240	145,886

HEALTH CARE TECHNOLOGY - 0.6%
HealthStream, Inc.	2,180	54,129
HMS Holdings Corp. (a)	5,890	99,188
Omnicell, Inc. (a)	2,840	123,256
Quality Systems, Inc. (a)	4,120	56,238
		332,811
HOTELS, RESTAURANTS & LEISURE - 2.5%
Belmond Ltd. - Class A (a)	6,450	71,917
Biglari Holdings, Inc. (a)	220	89,850
Chuy's Holdings, Inc. (a)	2,270	59,474
Dave & Buster's Entertainment, Inc. (a)	3,440	143,586
DineEquity, Inc.	2,520	165,262
Fiesta Restaurant Group, Inc. (a)	3,740	69,190
Marcus Corp. (The)	1,880	57,058
Marriott Vacations Worldwide Corp.	1,800	239,760
Red Robin Gourmet Burgers, Inc. (a)	1,120	64,960
Shake Shack, Inc. - Class A (a)	1,400	58,282
Sonic Corp.	5,480	138,260
Wingstop, Inc.	4,060	191,754
		1,349,353
HOUSEHOLD DURABLES - 2.4%
Cavco Industries, Inc. (a)	790	137,263
Ethan Allen Interiors, Inc.	2,030	46,589
Installed Building Products, Inc. (a)	2,400	144,120
iRobot Corp. (a)	1,930	123,887
La-Z-Boy, Inc.	3,670	109,916
LGI Homes, Inc. (a)	1,640	115,735
M.D.C. Holdings, Inc.	3,402	94,984
M/I Homes, Inc. (a)	1,900	60,515
Meritage Homes Corp. (a)	2,680	121,270
TopBuild Corp. (a)	2,710	207,369

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
HOUSEHOLD DURABLES - 2.4% (Continued)
Universal Electronics, Inc. (a)	1,130	$58,816
William Lyon Homes - Class A (a)	2,360	64,876
		1,285,340
HOUSEHOLD PRODUCTS - 0.8%
Central Garden & Pet Co. - Class A (a)	3,330	131,901
WD-40 Co.	2,440	321,348
		453,249
INDUSTRIAL CONGLOMERATES - 0.3%
Raven Industries, Inc.	4,490	157,374

INSURANCE - 3.4%
American Equity Investment Life Holding Co.	6,800	199,648
AMERISAFE, Inc.	1,540	85,085
Employers Holdings, Inc.	2,590	104,766
HCI Group, Inc.	980	37,397
Horace Mann Educators Corp.	3,080	131,670
Infinity Property & Casualty Corp.	1,450	171,680
Maiden Holdings Ltd.	5,990	38,935
Navigators Group, Inc. (The)	2,540	146,431
ProAssurance Corp.	3,540	171,867
RLI Corp.	2,580	163,546
Safety Insurance Group, Inc.	1,790	137,562
Selective Insurance Group, Inc.	3,910	237,337
Stewart Information Services Corp.	1,710	75,137
United Fire Group, Inc.	1,370	65,568
Universal Insurance Holdings, Inc.	2,220	70,818
		1,837,447
INTERNET & DIRECT MARKETING RETAIL - 0.6%
Nutrisystem, Inc.	2,150	57,943
PetMed Express, Inc.	1,670	69,722
Shutterfly, Inc. (a)	2,500	203,125
		330,790
INTERNET SOFTWARE & SERVICES - 1.3%
Alarm.com Holdings, Inc. (a)	2,120	80,009
Blucora, Inc. (a)	3,190	78,474
LivePerson, Inc. (a)	4,880	79,788
NIC, Inc.	4,840	64,372

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.3% (Continued)
Shutterstock, Inc. (a)	2,450	$117,967
SPS Commerce, Inc. (a)	1,280	82,010
Stamps.com, Inc. (a)	1,120	225,176
		727,796
IT SERVICES - 1.2%
Cardtronics plc - Class A (a)	3,300	73,623
CSG Systems International, Inc.	2,660	120,472
ExlService Holdings, Inc. (a)	2,360	131,617
Perficient, Inc. (a)	3,200	73,344
Sykes Enterprises, Inc. (a)	3,400	98,396
TTEC Holdings, Inc.	1,960	60,172
Virtusa Corp. (a)	2,370	114,850
		672,474
LEISURE PRODUCTS - 0.3%
Callaway Golf Co.	8,680	142,005
Nautilus, Inc. (a)	2,630	35,373
		177,378
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Cambrex Corp. (a)	2,535	132,580
Luminex Corp.	4,580	96,501
		229,081
MACHINERY - 5.8%
Actuant Corp. - Class A	4,520	105,090
Alamo Group, Inc.	690	75,831
Albany International Corp. - Class A	2,090	131,043
Astec Industries, Inc.	1,530	84,425
Barnes Group, Inc.	3,690	220,994
Briggs & Stratton Corp.	3,210	68,726
Chart Industries, Inc. (a)	2,270	133,998
CIRCOR International, Inc.	1,270	54,178
EnPro Industries, Inc.	1,980	153,212
ESCO Technologies, Inc.	1,900	111,245
Federal Signal Corp.	4,870	107,237
Greenbrier Cos., Inc. (The)	2,030	102,008
Harsco Corp. (a)	6,320	130,508
Hillenbrand, Inc.	5,160	236,844
John Bean Technologies Corp.	2,085	236,439

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
MACHINERY - 5.8% (Continued)
Lindsay Corp.	840	$76,810
Lydall, Inc. (a)	1,350	65,138
Mueller Industries, Inc.	4,570	119,551
Proto Labs, Inc. (a)	1,720	202,186
SPX Corp. (a)	3,480	113,031
SPX FLOW, Inc. (a)	2,860	140,684
Standex International Corp.	980	93,443
Tennant Co.	1,310	88,687
Wabash National Corp.	4,440	92,396
Watts Water Technologies, Inc. - Class A	2,220	172,494
		3,116,198
MARINE - 0.2%
Matson, Inc.	3,030	86,779

MEDIA - 0.6%
Gannett Co., Inc.	8,110	80,938
New Media Investment Group, Inc.	4,350	74,559
Scholastic Corp.	2,210	85,836
World Wrestling Entertainment, Inc. - Class A	2,990	107,670
		349,003
METALS & MINING - 0.4%
Materion Corp.	2,680	136,814
Olympic Steel, Inc.	4,480	91,885
		228,699
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
Apollo Commercial Real Estate Finance, Inc.	9,860	177,283
Capstead Mortgage Corp.	12,570	108,731
Invesco Mortgage Capital, Inc.	6,430	105,323
		391,337
MULTI-LINE RETAIL - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,875	293,963

MULTI-UTILITIES - 0.5%
Avista Corp.	5,040	258,300

OIL, GAS & CONSUMABLE FUELS - 0.2%
Cloud Peak Energy, Inc. (a)	22,230	64,689

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.2% (Continued)
Green Plains, Inc.	3,100	$52,080
		116,769
PAPER & FOREST PRODUCTS - 1.2%
Boise Cascade Co.	3,890	150,154
Clearwater Paper Corp. (a)	1,730	67,643
KapStone Paper and Packaging Corp.	7,190	246,689
Neenah, Inc.	2,500	196,000
		660,486
PERSONAL PRODUCTS - 0.4%
Medifast, Inc.	2,310	215,870

PHARMACEUTICALS - 1.4%
Amphastar Pharmaceuticals, Inc. (a)	3,400	63,750
Depomed, Inc. (a)	4,530	29,853
Impax Laboratories, Inc. (a)	5,670	110,282
Innoviva, Inc. (a)	9,270	154,531
Lannett Co., Inc. (a)	2,280	36,594
Medicines Co. (The) (a)	4,760	156,794
Phibro Animal Health Corp. - Class A	1,640	65,108
Supernus Pharmaceuticals, Inc. (a)	3,420	156,636
		773,548
PROFESSIONAL SERVICES - 2.3%
Exponent, Inc.	2,020	158,873
Insperity, Inc.	2,780	193,349
Kelly Services, Inc. - Class A	2,590	75,214
Korn/Ferry International	4,520	233,187
Navigant Consulting, Inc. (a)	4,350	83,694
On Assignment, Inc. (a)	3,380	276,754
TrueBlue, Inc. (a)	3,620	93,758
WageWorks, Inc. (a)	2,490	112,548
		1,227,377
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
RE/MAX Holdings, Inc. - Class A	1,260	76,167

ROAD & RAIL - 0.7%
ArcBest Corp.	1,760	56,408

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
ROAD & RAIL - 0.7% (Continued)
Heartland Express, Inc.	5,750	$103,443
Marten Transport Ltd.	3,300	75,240
Roadrunner Transportation Systems, Inc. (a)	10,260	26,060
Saia, Inc. (a)	1,850	139,027
		400,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Advanced Energy Industries, Inc. (a)	2,880	184,032
Axcelis Technologies, Inc. (a)	3,000	73,800
Brooks Automation, Inc.	5,540	150,023
Cabot Microelectronics Corp.	1,630	174,589
CEVA, Inc. (a)	1,740	62,988
Diodes, Inc. (a)	2,910	88,639
Kulicke & Soffa Industries, Inc. (a)	5,390	134,804
MaxLinear, Inc. (a)	3,800	86,450
Nanometrics, Inc. (a)	2,070	55,683
Power Integrations, Inc.	1,970	134,649
Rambus, Inc. (a)	7,285	97,838
Rudolph Technologies, Inc. (a)	2,700	74,790
Semtech Corp. (a)	4,710	183,926
SolarEdge Technologies, Inc. (a)	3,170	166,742
Veeco Instruments, Inc. (a)	3,481	59,177
Xperi Corp.	3,380	71,487
		1,799,617
SOFTWARE - 1.8%
Agilysys, Inc. (a)	6,190	73,785
Bottomline Technologies (de), Inc. (a)	3,210	124,388
Ebix, Inc.	1,900	141,550
MicroStrategy, Inc. - Class A (a)	680	87,713
Monotype Imaging Holdings, Inc.	3,610	81,044
Progress Software Corp.	3,880	149,186
Qualys, Inc. (a)	2,220	161,505
Synchronoss Technologies, Inc. (a)	3,140	33,127
TiVo Corp.	8,170	110,703
		963,001
SPECIALTY RETAIL - 4.6%
Abercrombie & Fitch Co. - Class A	5,900	142,839
Asbury Automotive Group, Inc. (a)	1,760	118,800

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
SPECIALTY RETAIL - 4.6% (Continued)
Ascena Retail Group, Inc. (a)	24,820	$49,888
Barnes & Noble Education, Inc. (a)	3,260	22,461
Barnes & Noble, Inc.	6,220	30,789
Caleres, Inc.	3,100	104,160
Children's Place, Inc. (The)	1,390	187,998
DSW, Inc. - Class A	2,890	64,909
Express, Inc. (a)	6,430	46,039
Finish Line, Inc. (The) - Class A	8,500	115,090
Five Below, Inc. (a)	3,920	287,493
Francesca's Holdings Corp. (a)	5,970	28,656
Genesco, Inc. (a)	1,570	63,742
Group 1 Automotive, Inc.	1,380	90,169
Guess?, Inc.	9,260	192,052
Hibbett Sports, Inc. (a)	3,770	90,292
Lithia Motors, Inc. - Class A	1,650	165,858
Lumber Liquidators Holdings, Inc. (a)	2,930	70,086
MarineMax, Inc. (a)	2,510	48,820
Monro, Inc.	2,320	124,352
RH (a)	1,400	133,392
Sleep Number Corp. (a)	3,400	119,510
Tailored Brands, Inc.	5,280	132,317
Tile Shop Holdings, Inc.	4,970	29,820
Vitamin Shoppe, Inc. (a)	8,290	36,061
		2,495,593
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Cray, Inc. (a)	3,130	64,791
Electronics For Imaging, Inc. (a)	3,390	92,649
Super Micro Computer, Inc. (a)	4,440	75,480
		232,920
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc. (a)	6,870	111,637
G-III Apparel Group Ltd. (a)	5,110	192,545
Movado Group, Inc.	1,630	62,592
Oxford Industries, Inc.	1,855	138,309
Steven Madden Ltd.	5,170	226,963
Wolverine World Wide, Inc.	7,210	208,369
		940,415

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 97.2% (Continued)	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.4%
BofI Holding, Inc. (a)	3,910	$158,472
Dime Community Bancshares, Inc.	2,440	44,896
HomeStreet, Inc. (a)	2,050	58,733
NMI Holdings, Inc. - Class A (a)	2,990	49,485
Northwest Bancshares, Inc.	7,750	128,340
Provident Financial Services, Inc.	4,170	106,710
TrustCo Bank Corp.	11,340	95,823
Walker & Dunlop, Inc.	2,200	130,724
		773,183
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Applied Industrial Technologies, Inc.	2,920	212,868
DXP Enterprises, Inc. (a)	3,000	116,850
Veritiv Corp. (a)	7,300	286,160
		615,878
WATER UTILITIES - 0.7%
American States Water Co.	3,640	193,138
California Water Service Group	4,300	160,175
		353,313

TOTAL COMMON STOCKS (COST $49,290,621)		$52,548,204

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	$270,000	$269,544
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	175,000	171,465
TOTAL CORPORATE NOTES (COST $445,000)				$441,009

TOTAL INVESTMENTS - (COST $49,735,621 - Unrealized gain/loss $3,253,592) - 98.0%				$52,989,213

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%				1,090,382

NET ASSETS - 100.0%				$54,079,595

(a)	Non-income producing security.
(b)	Illiquid security.

plc - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2018 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 69.7%
Praxis Impact Bond Fund - Class I	1,535,369	$15,599,353

EQUITY FUND - 30.3%
Praxis Growth Index Fund - Class I	89,442	2,106,353
Praxis International Index Fund - Class I	176,814	2,070,491
Praxis Small Cap Index Fund - Class I	60,491	569,224
Praxis Value Index Fund - Class I	152,561	2,033,640
		6,779,708

TOTAL INVESTMENTS - (COST $20,279,850 - Unrealized gain/loss $2,099,211) - 100.0%		$22,379,061

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		3,037

NET ASSETS - 100.0%		$22,382,098

(a)	Percentage rounds to less than 0.1%

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2018 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 39.7%
Praxis Impact Bond Fund - Class I	2,864,978	$29,108,173

EQUITY FUND - 60.3%
Praxis Growth Index Fund - Class I	505,774	11,910,983
Praxis International Index Fund - Class I	1,148,694	13,451,212
Praxis Small Index Cap Fund - Class I	789,663	7,430,728
Praxis Value Index Fund - Class I	863,513	11,510,622
		44,303,545

TOTAL INVESTMENTS - (COST $60,440,109 - Unrealized gain/loss $12,971,609) - 100.0%		$73,411,718

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(27,798)

NET ASSETS - 100.0%		$73,383,920

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2018 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 19.7%
Praxis Impact Bond Fund - Class I	1,239,013	$12,588,372

EQUITY FUND - 80.3%
Praxis Growth Index Fund - Class I	559,503	13,176,300
Praxis International Index Fund - Class I	1,331,708	15,594,299
Praxis Small Index Cap Fund - Class I	1,024,553	9,641,047
Praxis Value Index Fund - Class I	955,131	12,731,895
		51,143,541

TOTAL INVESTMENTS - (COST $48,935,216 - Unrealized gain/loss $14,796,697) - 100.0%		$63,731,913

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(9,946)

NET ASSETS - 100.0%		$63,721,967

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

March 31, 2018 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2018, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund,” collectively the “Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio,” collectively the “Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2018, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

Praxis Mutual Funds

Notes to schedule of portfolio investments

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of March 31, 2018, for each Fund’s and Portfolio’s investments are as follows:

Praxis Impact Bond Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$11,512,747	$-	$11,512,747
Commercial Mortgage Backed Securities	-	3,010,197	-	3,010,197
Municipal Bonds	-	11,169,304	-	11,169,304
Corporate Bonds	-	192,908,496	-	192,908,496
Corporate Notes	-	4,805,716	-	4,805,716
Foreign Governments	-	49,510,148	-	49,510,148
U.S. Government Agencies	-	242,791,962	-	242,791,962
Investment Companies	3,509,803	-	-	3,509,803
Total Investments	$3,509,803	$515,708,570	$-	$519,218,373

Praxis International Index Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$211,059,250	$62,651,451	$-	$273,710,701
Preferred Stocks	960,508	-	-	960,508
Corporate Notes	-	2,329,237	-	2,329,237
Total Investments	$212,019,758	$64,980,688	$-	$277,000,446

Praxis Mutual Funds

Notes to schedule of portfolio investments

Praxis Value Index Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$184,654,701	$-	$-	$184,654,701
Corporate Notes	-	1,546,070	-	1,546,070
Total Investments	$184,654,701	$1,546,070	$-	$186,200,771

Praxis Growth Index Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$253,080,549	$-	$-	$253,080,549
Corporate Notes	-	2,080,525	-	2,080,525
Total Investments	$253,080,549	$2,080,525	$-	$255,161,074

Praxis Small Cap Index Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$52,548,204	$-	$-	$52,548,204
Corporate Notes	-	441,009	-	441,009
Total Investments	$52,548,204	$441,009	$-	$52,989,213

Praxis Genesis Conservative Portfolio
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$22,379,061	$-	$-	$22,379,061
Total Investments	$22,379,061	$-	$-	$22,379,061

Praxis Genesis Balanced Portfolio
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,411,718	$-	$-	$73,411,718
Total Investments	$73,411,718	$-	$-	$73,411,718

Praxis Genesis Growth Portfolio
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$63,731,913	$-	$-	$63,731,913
Total Investments	$63,731,913	$-	$-	$63,731,913

Refer to each Fund’s Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. As of March 31, 2018, the Funds and Portfolios did not have any transfers into or out of any Level. In addition, the Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2018. It is the Funds’ and Portfolios’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds

Notes to schedule of portfolio investments

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of March 31, 2018:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Cost of portfolio investments	$521,115,600	$206,904,315	$151,699,787	$148,147,523	$49,767,101
Gross unrealized appreciation	$6,570,573	$79,078,294	$41,229,664	$109,849,565	$8,203,288
Gross unrealized depreciation	(8,467,800)	(8,982,163)	(6,728,680)	(2,836,014)	(4,981,176)
Net unrealized appreciation (depreciation)	$(1,897,227)	$70,096,131	$34,500,984	$107,013,551	$3,222,112

	Praxis Genesis Consevative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Cost of portfolio investments	$20,505,029	$61,023,292	$49,590,997
Gross unrealized appreciation	$2,389,060	$13,702,223	$15,347,878
Gross unrealized depreciation	(515,028)	(1,313,797)	(1,206,962)
Net unrealized appreciation	$1,874,032	$12,388,426	$14,140,916

The difference between the federal income tax cost of portfolio investments and the Schedule of Portfolio Investments cost for each Fund (excluding the Praxis Impact Bond Fund) is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Praxis Mutual Funds

Notes to schedule of portfolio investments

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2018 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Praxis Mutual Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Chad Horning
Chad Horning, President

Date:	May 24, 2018

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 24, 2018